UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                     811-22001

db-X Exchange-Traded Funds Inc.

(Exact name of registrant as specified in charter)

60 Wall Street

New York, New York 10005

(Address of principal executive offices) (Zip code)

Alex Depetris

db-X Exchange-Traded Funds Inc.

60 Wall Street

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code:             (212) 250-4352

Date of fiscal year end:             May 31

Date of reporting period:             August 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS

db X-trackers 2010 Target Date Fund

August 31, 2013 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 21.0%
Basic Materials - 1.1%
Air Liquide SA (France)	29	$3,814
Air Products & Chemicals, Inc.	103	10,521
Axiall Corp.	100	4,003
BASF SE (Germany)	91	7,953
BHP Billiton Ltd. (Australia)	308	9,801
BHP Billiton PLC (United Kingdom)	204	5,937
Dow Chemical (The) Co.	136	5,086
E.I. du Pont de Nemours & Co.	106	6,002
Freeport-McMoRan Copper & Gold, Inc.	100	3,022
Glencore Xstrata PLC (Switzerland)*	960	4,540
Horsehead Holding Corp.*	200	2,374
Linde AG (Germany)	23	4,423
Materion Corp.	100	2,940
Monsanto Co.	61	5,971
Newmont Mining Corp.	275	8,737
PolyOne Corp.	100	2,702
Rio Tinto PLC (United Kingdom)	147	6,636
Sherwin-Williams (The) Co.	56	9,654
Syngenta AG (Switzerland)	11	4,313
Wausau Paper Corp.	200	2,194

		110,623

Communications - 2.2%
Amazon.com, Inc.*	51	14,330
Anixter International, Inc.*	5	418
ARRIS Group, Inc.*	100	1,567
AT&T, Inc.	637	21,550
Bankrate, Inc.*	100	1,720
BT Group PLC (United Kingdom)	709	3,574
Cisco Systems, Inc.	600	13,986
Comcast Corp., Class A	297	12,500
Deutsche Telekom AG (Germany)	290	3,715
Dice Holdings, Inc.*	200	1,666
DigitalGlobe, Inc.*	100	3,020
Discovery Communications, Inc., Class A*	117	9,069
Entravision Communications Corp., Class A*	300	1,569
Facebook, Inc., Class A*	202	8,339
Finisar Corp.*	100	2,047
Google, Inc., Class A*	38	32,182
Harte-Hanks, Inc.	200	1,660
Leap Wireless International, Inc.*	300	4,554
News Corp., Class A*	600	9,420
Nielsen Holdings N.V. (Netherlands)	193	6,659
SoftBank Corp. (Japan)	100	6,304
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	268	3,150
Telefonica SA (Spain)*	387	5,255
Thomson Reuters Corp. (Canada)	96	3,146
Verizon Communications, Inc.	329	15,588
Vodafone Group PLC (United Kingdom)	4,381	14,003
Walt Disney (The) Co.	205	12,470

		213,461

Consumer, Cyclical - 1.9%
Adidas AG (Germany)	19	2,009
Bayerische Motoren Werke AG (Germany)	35	3,298
Bloomin’ Brands, Inc.*	100	2,250
Bob Evans Farms, Inc.	100	4,902
Brunswick Corp.	100	3,636
Cabela’s, Inc.*	100	6,553
Cie Financiere Richemont SA (Switzerland)	65	6,176
Compass Group PLC (United Kingdom)	241	3,197
CVS Caremark Corp.	138	8,011
Daimler AG (Germany)	84	5,764
Dana Holding Corp.	200	4,192
Fifth & Pacific Cos., Inc.*	100	2,384
Ford Motor Co.	430	6,962
Fred’s, Inc., Class A	100	1,563
General Motors Co.*	152	5,180
Hennes & Mauritz AB, Class B (Sweden)	82	3,013
Home Depot (The), Inc.	172	12,813
Honda Motor Co. Ltd. (Japan)	131	4,730
Inditex SA (Spain)	26	3,441
Lions Gate Entertainment Corp. (Canada)*	200	7,002
LVMH Moet Hennessy Louis Vuitton SA (France)	25	4,380
M/I Homes, Inc.*	100	1,873
Mitsubishi Corp. (Japan)	100	1,876
NIKE, Inc., Class B	107	6,721
Nissan Motor Co. Ltd. (Japan)	200	1,990
Republic Airways Holdings, Inc.*	200	2,234
Ruby Tuesday, Inc.*	300	2,178
Saks, Inc.*	267	4,253
Six Flags Entertainment Corp.	100	3,301
Target Corp.	82	5,192
Toyota Motor Corp. (Japan)	233	14,096
W.W. Grainger, Inc.	35	8,657
Walgreen Co.	103	4,951
Wal-Mart Stores, Inc.	379	27,660

		186,438

Consumer, Non-cyclical - 4.4%
Align Technology, Inc.*	100	4,355
Alkermes PLC (Ireland)*	100	3,175
Amgen, Inc.	86	9,369
AmSurg Corp.*	100	3,729
Anheuser-Busch InBev NV (Belgium)	79	7,348

Array BioPharma Inc.*	400	2,244
AstraZeneca PLC (United Kingdom)	112	5,516
Avis Budget Group, Inc.*	100	2,677
Bayer AG (Germany)	74	8,219
Becton Dickinson and Co.	110	10,712
Brink’s (The) Co.	100	2,583
British American Tobacco PLC (United Kingdom)	179	9,029
Cardinal Health, Inc.	171	8,599
Coca-Cola (The) Co.	522	19,930
Convergys Corp.	200	3,526
CSL Ltd. (Australia)	61	3,691
Danone SA (France)	52	3,872
Diageo PLC (United Kingdom)	238	7,281
Gilead Sciences, Inc.*	168	10,125
GlaxoSmithKline PLC (United Kingdom)	453	11,552
Harris Teeter Supermarkets, Inc.	25	1,229
Humana Inc.	81	7,458
Impax Laboratories, Inc.*	100	2,038
Isis Pharmaceuticals, Inc.*	100	2,583
Japan Tobacco, Inc. (Japan)	100	3,397
JM Smucker (The) Co.	55	5,838
Johnson & Johnson	329	28,428
Live Nation Entertainment, Inc.*	183	3,085
L’Oreal SA (France)	22	3,671
Magellan Health Services, Inc.*	7	393
MAKO Surgical Corp.*	200	2,990
MasterCard, Inc., Class A	14	8,485
Merck & Co., Inc.	348	16,457
Molina Healthcare, Inc.*	67	2,237
Mondelez International, Inc., Class A	203	6,226
Monster Worldwide, Inc.*	400	1,800
Nestle SA (Switzerland)	285	18,700
Novartis AG (Switzerland)	203	14,803
Novo Nordisk A/S, Class B (Denmark)	36	6,015
NuVasive, Inc.*	100	2,352
Orexigen Therapeutics, Inc.*	300	2,058
Performant Financial Corp.*	200	2,166
Pfizer, Inc.	828	23,357
Pilgrim’s Pride Corp.*	200	3,066
Procter & Gamble (The) Co.	313	24,380
Raptor Pharmaceutical Corp.*	200	2,708
Reckitt Benckiser Group PLC (United Kingdom)	66	4,485
Roche Holding AG (Switzerland)	63	15,715
SABMiller PLC (United Kingdom)	87	4,144
Sanofi (France)	109	10,472
Seaboard Corp.	1	2,680
Seattle Genetics, Inc.*	167	7,081
Select Medical Holdings Corp.	167	1,414
Snyder’s-Lance, Inc.	100	2,690
Takeda Pharmaceutical Co. Ltd. (Japan)	100	4,553
Tesco PLC (United Kingdom)	972	5,521
Teva Pharmaceutical Industries Ltd. (Israel)	93	3,580
Theravance, Inc.*	100	3,585
Unilever NV (Netherlands)	159	5,973
Unilever PLC (United Kingdom)	125	4,763
UnitedHealth Group, Inc.	130	9,327
Whole Foods Market, Inc.	180	9,495
Wright Medical Group, Inc.*	100	2,407

		431,337

Diversified - 0.0% (a)
Hutchison Whampoa Ltd. (Hong Kong)	198	2,295

Energy - 2.0%
Apache Corp.	48	4,113
BG Group PLC (United Kingdom)	336	6,389
BP PLC (United Kingdom)	1,726	11,935
Cameron International Corp.*	124	7,042
Chevron Corp.	222	26,734
Continental Resources, Inc.*	100	9,226
CVR Energy, Inc.	100	4,282
Dril-Quip, Inc.*	9	918
Eni S.p.A (Italy)	231	5,276
Exxon Mobil Corp.	517	45,061
Gulfport Energy Corp.*	100	5,900
Helix Energy Solutions Group, Inc.*	100	2,503
Oasis Petroleum, Inc.*	100	3,920
Pioneer Natural Resources Co.	15	2,625
Royal Dutch Shell PLC, Class A (United Kingdom)	328	10,611
Schlumberger Ltd. (Netherland Antilles)	149	12,060
SolarCity Corp*	100	3,134
Southwestern Energy Co.*	224	8,557
Statoil ASA (Norway)	154	3,382
Total SA (France)	184	10,193
Valero Energy Corp.	288	10,233
Woodside Petroleum Ltd. (Australia)	111	3,772

		197,866

Financial - 4.6%
AIA Group Ltd. (Hong Kong)	1,032	4,532
Allianz SE (Germany)	40	5,731
American Express Co.	128	9,204
American International Group, Inc.*	172	7,990
American Tower Corp. REIT	45	3,127
Australia & New Zealand Banking Group Ltd. (Australia)	249	6,580
AXA SA (France)	152	3,312

Banco Bilbao Vizcaya Argentaria SA (Spain)	514	4,905
Banco Santander SA (Spain)	1,346	9,499
Bancorp (The), Inc.*	100	1,581
Bank of America Corp.	1,231	17,382
Barclays PLC (United Kingdom)	1,049	4,606
Berkshire Hathaway, Inc., Class B*	283	31,474
BNP Paribas SA (France)	88	5,515
Boston Properties, Inc. REIT	90	9,225
Charles Schwab (The) Corp.	152	3,174
Citigroup, Inc.	350	16,916
CNO Financial Group, Inc.	200	2,718
Commonwealth Bank of Australia (Australia)	145	9,401
Community Trust Bancorp, Inc.	100	3,772
Credit Suisse Group AG (Switzerland)*	128	3,690
Deutsche Bank AG (Germany) (b)	93	4,027
DFC Global Corp.*	100	1,130
Dime Community Bancshares, Inc.	100	1,592
Dynex Capital, Inc. REIT	200	1,606
Equity One, Inc. REIT	173	3,678
First American Financial Corp.	100	2,090
FirstMerit Corp.	100	2,116
General Growth Properties, Inc. REIT	480	9,206
Geo Group (The), Inc. REIT	177	5,524
Glimcher Realty Trust REIT	100	990
Goldman Sachs Group (The), Inc.	53	8,063
Hancock Holding Co.	100	3,215
Hanmi Financial Corp.	100	1,633
Health Care REIT, Inc.	144	8,847
Healthcare Realty Trust, Inc. REIT	100	2,249
Higher One Holdings, Inc.*	200	1,484
Highwoods Properties, Inc. REIT	154	5,202
HSBC Holdings PLC (United Kingdom)	1,605	16,813
ING Groep NV (Netherlands)*	381	4,137
Investors Bancorp, Inc.	100	2,082
JPMorgan Chase & Co.	434	21,929
Kite Realty Group Trust REIT	300	1,731
LaSalle Hotel Properties REIT	50	1,327
Lexington Realty Trust REIT	200	2,344
Lloyds Banking Group PLC (United Kingdom)*	3,935	4,424
MetLife, Inc.*	124	5,728
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,200	7,040
Mizuho Financial Group, Inc. (Japan)	1,913	3,897
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	18	3,281
National Australia Bank Ltd. (Australia)	214	6,181
Nationstar Mortgage Holdings, Inc.*	100	4,970
Ocwen Financial Corp.*	200	10,088
OMEGA Healthcare Investors, Inc. REIT	65	1,846
Piper Jaffray Cos.*	100	3,251
Prospect Capital Corp.	200	2,214
Prudential PLC (United Kingdom)	299	4,995
RLJ Lodging Trust REIT	100	2,298
Roma Financial Corp.*	100	1,796
Ryman Hospitality Properties REIT	13	430
Sandy Spring Bancorp, Inc.	100	2,235
Simon Property Group, Inc. REIT	49	7,136
Standard Chartered PLC (United Kingdom)	210	4,690
Starwood Property Trust, Inc. REIT	100	2,493
Strategic Hotels & Resorts, Inc. REIT*	200	1,622
Sumitomo Mitsui Financial Group, Inc. (Japan)	81	3,589
Susquehanna Bancshares, Inc.	100	1,261
T. Rowe Price Group, Inc.	129	9,047
Travelers (The) Cos., Inc.	44	3,516
Two Harbors Investment Corp. REIT	300	2,853
U.S. Bancorp	216	7,804
UBS AG (Switzerland)*	337	6,527
United Community Banks, Inc.*	100	1,458
Visa, Inc., Class A	99	17,268
Webster Financial Corp.	100	2,646
Wells Fargo & Co.	626	25,715
Westpac Banking Corp. (Australia)	300	8,382
Zurich Financial Services AG (Switzerland)*	13	3,236

		451,266

Industrial - 2.0%
A.O. Smith Corp.	100	4,205
ABB Ltd. (Switzerland)*	219	4,684
Boeing (The) Co.	87	9,041
Caterpillar, Inc.	75	6,191
Comfort Systems USA, Inc.	100	1,510
CSX Corp.	117	2,879
Darling International, Inc.*	100	2,023
Deutsche Post AG (Germany)	78	2,254

Eaton Corp. PLC (Ireland)	55	3,483
Emerson Electric Co.	105	6,339
European Aeronautic Defence and Space Co. NV (France)	52	2,997
Federal Signal Corp.*	200	2,334
General Dynamics Corp.	40	3,330
General Electric Co.	1,265	29,272
Graphic Packaging Holding Co.*	400	3,324
Hexcel Corp.*	200	7,114
Ingersoll-Rand PLC (Ireland)	148	8,752
Jacobs Engineering Group, Inc.*	66	3,846
Koninklijke Philips NV (Netherlands)	144	4,452
Louisiana-Pacific Corp.*	100	1,496
Newport Corp.*	100	1,534
NL Industries, Inc.	200	2,186
Norfolk Southern Corp.	37	2,670
Old Dominion Freight Line, Inc.*	100	4,342
PHI, Inc.*	100	3,508
Rolls-Royce Holdings PLC (United Kingdom)*	186	3,205
Schneider Electric SA (France)	58	4,438
Siemens AG (Germany)	77	8,151
Stanley Black & Decker, Inc.	81	6,906
Union Pacific Corp.	54	8,291
United Parcel Service, Inc., Class B	107	9,157
United Technologies Corp.	111	11,111
Vinci SA (France)	61	3,150
Waste Management, Inc.	235	9,504
Woodward, Inc.	100	3,856

		191,535

Technology - 2.5%
3D Systems Corp.*	100	5,140
Activision Blizzard, Inc.	546	8,911
Apple, Inc.	104	50,653
ASML Holding NV (Netherlands)	36	3,155
Aspen Technology, Inc.*	100	3,343
Canon, Inc. (Japan)	200	6,005
Cognizant Technology Solutions Corp., Class A*	140	10,262
EMC Corp.	242	6,239
Fidelity National Information Services, Inc.	145	6,447
First Solar, Inc.*	100	3,672
InnerWorkings, Inc.*	200	2,054
Intel Corp.	603	13,254
International Business Machines Corp.	132	24,059
Mentor Graphics Corp.	200	4,432
Micron Technology, Inc.*	611	8,291
Microsemi Corp.*	167	4,299
Microsoft Corp.	1,070	35,737
Oracle Corp.	544	17,332
PDF Solutions, Inc.*	100	1,985
PTC, Inc.*	173	4,510
QLIK Technologies, Inc.*	67	2,197
QUALCOMM, Inc.	207	13,720
SAP AG (Germany)	86	6,357
SciQuest, Inc.*	100	2,080
SS&C Technologies Holdings, Inc.*	100	3,539

		247,673

Utilities - 0.3%
Centrica PLC (United Kingdom)	680	4,066
Dominion Resources, Inc.	67	3,909
E.ON SE (Germany)	169	2,676
GDF Suez (France)	173	3,750
National Grid PLC (United Kingdom)	327	3,763
NextEra Energy, Inc.	50	4,018
Piedmont Natural Gas Co., Inc.	24	774
PPL Corp.	309	9,487

		32,443

TOTAL COMMON STOCKS
(Cost $1,869,766)		2,064,937

PREFERRED STOCKS - 0.0% (a)
Consumer, Cyclical - 0.0% (a)
Volkswagen AG (Germany)	15	3,412
Industrial - 0.0% (a)
Rolls-Royce Holdings PLC, Class C (United Kingdom)*	22,134	34
TOTAL PREFERRED STOCKS
(Cost $2,548)		3,446

	Principal Amount	Value
CORPORATE BONDS - 43.8%
Basic Materials - 0.7%
BHP Billiton Finance USA Ltd. (Australia)
1.00%, 2/24/15	$69,000	$69,496

Communications - 2.3%
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 2/01/14	85,000	86,631
Orange SA (France)
4.375%, 7/08/14	38,000	39,135
Telefonica Emisiones S.A.U. (Spain)
4.949%, 1/15/15	10,000	10,422
Time Warner Cable, Inc.
7.50%, 4/01/14	51,000	52,905
Verizon Communications, Inc.
1.25%, 11/03/14	38,000	38,260

		227,353

Consumer, Non-cyclical - 3.6%
Boston Scientific Corp.
4.50%, 1/15/15	52,000	54,673
Express Scripts Holding Co.
2.75%, 11/21/14	38,000	38,869
Novartis Capital Corp.
2.90%, 4/24/15	74,000	76,867
PepsiCo, Inc.
0.75%, 3/05/15	80,000	80,085
UnitedHealth Group, Inc.
4.875%, 3/15/15	101,000	107,160

		357,654

Energy - 1.9%
Enterprise Products Operating LLC, Series G
5.60%, 10/15/14	138,000	145,172
Shell International Finance BV (Netherlands)
4.00%, 3/21/14	37,000	37,738

		182,910

Financial - 24.2%
American International Group, Inc.
4.25%, 9/15/14	52,000	53,776
Bank of Montreal, MTN (Canada)
1.75%, 4/29/14	31,000	31,287
Bank of New York Mellon (The) Corp., MTN
4.30%, 5/15/14	57,000	58,579
Bank of Nova Scotia (Canada)
3.40%, 1/22/15	44,000	45,655
Barclays Bank PLC (United Kingdom)
5.20%, 7/10/14	71,000	73,660
Caterpillar Financial Services Corp., MTN
6.125%, 2/17/14	65,000	66,719

Citigroup, Inc.
6.375%, 8/12/14	113,000	119,080
4.75%, 5/19/15	51,000	54,048
General Electric Capital Corp.
5.90%, 5/13/14	37,000	38,412
Genworth Holdings, Inc.
5.75%, 6/15/14	52,000	53,767
Goldman Sachs Group, (The), Inc.
5.00%, 10/01/14	315,000	328,823
HSBC USA, Inc.
2.375%, 2/13/15	75,000	76,743
John Deere Capital Corp.
0.875%, 4/17/15	38,000	38,193
JPMorgan Chase & Co., MTN
1.875%, 3/20/15	76,000	77,028
Merrill Lynch & Co., Inc., Series C, MTN
5.00%, 1/15/15	280,000	294,441
MetLife, Inc.
5.00%, 6/15/15	144,000	154,524
Morgan Stanley, Series G, MTN
4.10%, 1/26/15	110,000	114,081
National Rural Utilities Cooperative Finance Corp.
1.00%, 2/02/15	50,000	50,281
Prudential Financial, Inc., Series B, MTN
5.10%, 9/20/14	22,000	23,044
Royal Bank of Canada, Series G, MTN (Canada)
1.45%, 10/30/14	76,000	76,821
Toyota Motor Credit Corp., Series G, MTN
1.25%, 11/17/14	54,000	54,498
US Bank NA
4.95%, 10/30/14	117,000	122,895
Wachovia Corp.
5.25%, 8/01/14	33,000	34,379
Wells Fargo & Co., MTN
1.25%, 2/13/15	54,000	54,309
Wells Fargo & Co.
5.00%, 11/15/14	278,000	289,333

		2,384,376

Government - 7.9%
African Development Bank (Supranational)
3.00%, 5/27/14	53,000	54,068
Asian Development Bank, Series G, MTN (Supranational)
2.75%, 5/21/14	53,000	53,937
European Investment Bank (Supranational)
4.625%, 5/15/14	521,000	536,825
International Finance Corp. (Supranational)
2.75%, 4/20/15	37,000	38,367
International Finance Corp., Series G, MTN (Supranational)
3.00%, 4/22/14	38,000	38,672
Nordic Investment Bank (Supranational)
2.625%, 10/06/14	52,000	53,330

		775,199

Industrial - 0.3%
United Technologies Corp.
4.875%, 5/01/15	28,000	29,974

Technology - 1.6%
Hewlett-Packard Co.
6.125%, 3/01/14	88,000	90,186

International Business Machines Corp.
0.55%, 2/06/15	70,000	70,071

		160,257

Utilities - 1.3%
Constellation Energy Group, Inc.
4.55%, 6/15/15	51,000	54,015
Exelon Generation Co. LLC
5.35%, 1/15/14	68,000	69,171

		123,186

TOTAL CORPORATE BONDS
(Cost $4,311,636)		4,310,405

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS - 34.4%
Federal Home Loan Mortgage Corporation - 0.8%
0.625%, 12/29/14	81,000	81,385

Federal National Mortgage Association - 1.6%
2.625%, 11/20/14	79,000	81,329
5.00%, 4/15/15	71,000	76,324

		157,653

United States Treasury Bonds/Notes - 32.0%
0.50%, 10/15/13	124,000	124,068
1.00%, 1/15/14	386,000	387,349
1.75%, 1/31/14	382,000	384,634
0.25%, 3/31/14	342,000	342,327
1.75%, 3/31/14	500,000	504,757
4.75%, 5/15/14	434,800	448,863
0.25%, 5/31/14	330,000	330,328
2.375%, 9/30/14	125,000	127,959
0.50%, 10/15/14	42,000	42,153
0.25%, 12/15/14	78,000	78,043
4.00%, 2/15/15	143,000	150,720
2.50%, 3/31/15	83,000	85,876
2.125%, 5/31/15	136,000	140,226

		3,147,303

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS
(Cost $3,377,327)		3,386,341

TOTAL INVESTMENTS - 99.2%
(Cost $9,561,277) (c)		$9,765,129
Other assets less liabilities - 0.8%		77,077

NET ASSETS - 100.0%		$9,842,206

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

*	Non-income producing security.
(a)	Less than 0.1%.
(b)	Affiliated company. The Advisor is a wholly-owned subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund. The table below shows the transactions in and earnings from investments in Deutsche Bank AG Securities for the three months ended August 31, 2013.

	5/31/2013	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Fair Value 8/31/2013
Deutsche Bank AG (Common Stock)	$2,626	$1,708	$—	$(307)	$—	$4,027

(c)	At August 31, 2013, the aggregate cost of investments for Federal income tax purposes was $9,570,399. The net unrealized appreciation was $194,730 which consisted of aggregate gross unrealized appreciation of $302,319 and aggregate gross unrealized depreciation of $107,589.

SCHEDULE OF INVESTMENTS

db X-trackers 2020 Target Date Fund

August 31, 2013 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 49.8%
Basic Materials - 2.5%
Air Liquide SA (France)	175	$23,016
Air Products & Chemicals, Inc.	657	67,105
Axiall Corp.	400	16,012
BASF SE (Germany)	511	44,662
BHP Billiton Ltd. (Australia)	1,722	54,793
BHP Billiton PLC (United Kingdom)	1,106	32,188
Dow Chemical (The) Co.	849	31,753
E.I. du Pont de Nemours & Co.	639	36,180
Freeport-McMoRan Copper & Gold, Inc.	712	21,517
Glencore Xstrata PLC (Switzerland)*	5,940	28,094
H.B. Fuller Co.	150	5,594
Horsehead Holding Corp.*	1,100	13,057
KapStone Paper and Packaging Corp.	300	12,600
Linde AG (Germany)	106	20,384
Materion Corp.	500	14,700
Monsanto Co.	389	38,079
Newmont Mining Corp.	1,749	55,565
PolyOne Corp.	500	13,510
Rio Tinto PLC (United Kingdom)	685	30,923
Sensient Technologies Corp.	186	7,712
Sherwin-Williams (The) Co.	330	56,892
Syngenta AG (Switzerland)	51	19,995
Wausau Paper Corp.	1,100	12,067

		656,398

Communications - 5.1%
ADTRAN, Inc.	300	7,236
Amazon.com, Inc.*	310	87,104
Anixter International, Inc.*	232	19,386
ARRIS Group, Inc.*	542	8,493
AT&T, Inc.	4,023	136,098
Bankrate, Inc.*	414	7,121
BT Group PLC (United Kingdom)	4,212	21,233
Cisco Systems, Inc.	3,832	89,323
Comcast Corp., Class A	1,904	80,139
Consolidated Communications Holdings, Inc.	114	1,902
Deutsche Telekom AG (Germany)	1,631	20,892
Dice Holdings, Inc.*	1,300	10,829
DigitalGlobe, Inc.*	400	12,080
Discovery Communications, Inc., Class A*	741	57,435
Entravision Communications Corp., Class A	1,900	9,937
Facebook, Inc., Class A*	1,237	51,063
Finisar Corp.*	383	7,840
Google, Inc., Class A*	241	204,103
Harte-Hanks, Inc.	1,300	10,790
Leap Wireless International, Inc.*	628	9,533
News Corp., Class A*	3,600	56,520
Nielsen Holdings NV (Netherlands)	1,271	43,849
SoftBank Corp. (Japan)	537	33,855
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	1,678	19,724
Telefonica SA (Spain)*	2,411	32,741

Thomson Reuters Corp. (Canada)	599	19,631
Verizon Communications, Inc.	2,155	102,104
ViaSat, Inc.*	150	9,560
Vodafone Group PLC (United Kingdom)	27,457	87,759
Walt Disney (The) Co.	1,322	80,417

		1,338,697

Consumer, Cyclical - 4.7%
Adidas AG (Germany)	119	12,582
Alaska Air Group, Inc.	300	16,986
Bayerische Motoren Werke AG (Germany)	183	17,242
Bloomin’ Brands, Inc.*	700	15,750
Bob Evans Farms, Inc.	200	9,806
Brunswick Corp.	500	18,180
Cabela’s, Inc.*	400	26,212
Cie Financiere Richemont SA (Switzerland)	285	27,077
Columbia Sportswear Co.	103	5,829
Compass Group PLC (United Kingdom)	1,041	13,809
Cooper Tire & Rubber Co.	400	12,772
CVS Caremark Corp.	873	50,678
Daimler AG (Germany)	487	33,418
Dana Holding Corp.	596	12,492
Domino’s Pizza, Inc.	300	18,432
Fifth & Pacific Cos., Inc.*	600	14,304
Ford Motor Co.	2,748	44,490
Fred’s, Inc., Class A	800	12,504
General Motors Co.*	957	32,615
Genesco, Inc.*	200	12,336
Group 1 Automotive, Inc.	200	15,346
Hennes & Mauritz AB, Class B (Sweden)	506	18,591
Home Depot (The), Inc.	1,085	80,821
Honda Motor Co. Ltd. (Japan)	796	28,740
HSN, Inc.	300	16,158
Iconix Brand Group, Inc.*	300	9,846
Inditex SA (Spain)	123	16,281
Life Time Fitness, Inc.*	114	5,699
Lions Gate Entertainment Corp. (Canada)*	486	17,015
LVMH Moet Hennessy Louis Vuitton SA (France)	139	24,351
M/I Homes, Inc.*	600	11,238
Marriott Vacations Worldwide Corp.*	200	8,720
Men’s Wearhouse, (The), Inc.	161	6,062
Mitsubishi Corp. (Japan)	631	11,838
Mobile Mini, Inc.*	300	9,114
NIKE, Inc., Class B	682	42,843
Nissan Motor Co. Ltd. (Japan)	1,170	11,642
Owens & Minor, Inc.	300	10,233
Republic Airways Holdings, Inc.*	1,100	12,287
Restoration Hardware Holdings, Inc.*	300	20,859
Ruby Tuesday, Inc.*	1,242	9,017
Saks, Inc.*	630	10,036
Six Flags Entertainment Corp.	371	12,247
Target Corp.	460	29,123
Toyota Motor Corp. (Japan)	1,425	86,210
UniFirst Corp.	100	9,588
W.W. Grainger, Inc.	222	54,912
Walgreen Co.	642	30,861
Wal-Mart Stores, Inc.	2,410	175,881
Wolverine World Wide, Inc.	300	16,875

		1,219,948

Consumer, Non-cyclical - 10.5%
ABM Industries, Inc.	300	7,245
Align Technology, Inc.*	328	14,284
Alkermes PLC (Ireland)*	700	22,225
Amgen, Inc.	539	58,719
AmSurg Corp.*	87	3,244
Anheuser-Busch InBev NV (Belgium)	463	43,067
Array BioPharma, Inc.*	2,300	12,903
AstraZeneca PLC (United Kingdom)	692	34,080
Avis Budget Group, Inc.*	500	13,385
Bayer AG (Germany)	464	51,537
Becton Dickinson and Co.	625	60,862
Boston Beer (The) Co., Inc., Class A*	100	21,184
Brink’s (The) Co.	300	7,749
British American Tobacco PLC (United Kingdom)	1,094	55,184
Cardinal Health, Inc.	1,080	54,302
Centene Corp.*	312	17,831
Coca-Cola Bottling Co. Consolidated	200	12,568
Coca-Cola (The) Co.	3,323	126,872
Convergys Corp.	442	7,792
CoStar Group, Inc.*	42	6,237
CSL Ltd. (Australia)	277	16,763
Cubist Pharmaceuticals, Inc.*	300	19,008
Danone S.A. (France)	329	24,498
Diageo PLC (United Kingdom)	1,374	42,032
Euronet Worldwide, Inc.*	300	10,305
FTI Consulting, Inc.*	86	2,876
Gilead Sciences, Inc.*	1,027	61,896
GlaxoSmithKline PLC (United Kingdom)	2,731	69,641
Hain Celestial Group (The), Inc.*	114	9,323
Hanger, Inc.*	86	2,641
Harris Teeter Supermarkets, Inc.	217	10,666
Humana, Inc.	519	47,790
Impax Laboratories, Inc.*	400	8,152
Isis Pharmaceuticals, Inc.*	500	12,915
Japan Tobacco, Inc. (Japan)	600	20,380
Jazz Pharmaceuticals PLC (Ireland)*	300	26,307
JM Smucker (The) Co.	343	36,406

Johnson & Johnson	2,032	175,586
Live Nation Entertainment, Inc.*	836	14,095
L’Oreal SA (France)	139	23,193
Magellan Health Services, Inc.*	92	5,171
MAKO Surgical Corp.*	1,000	14,950
MasterCard, Inc., Class A	89	53,941
Merck & Co., Inc.	2,212	104,605
Molina Healthcare, Inc.*	150	5,009
Mondelez International, Inc., Class A	1,270	38,951
Monster Worldwide, Inc.*	2,300	10,350
Nestle SA (Switzerland)	1,794	117,710
Novartis AG (Switzerland)	1,283	93,559
Novo Nordisk A/S, Class B (Denmark)	227	37,926
NuVasive, Inc.*	200	4,704
Orexigen Therapeutics, Inc.*	2,100	14,406
Performant Financial Corp.*	1,300	14,079
Pfizer, Inc.	5,256	148,272
Pharmacyclics, Inc.*	186	20,739
Pilgrim’s Pride Corp.*	1,184	18,151
Procter & Gamble (The) Co.	2,000	155,780
Raptor Pharmaceutical Corp.*	1,200	16,248
Reckitt Benckiser Group PLC (United Kingdom)	380	25,823
Roche Holding AG (Switzerland)	403	100,528
SABMiller PLC (United Kingdom)	552	26,296
Sanofi (France)	692	66,481
Seaboard Corp.	7	18,760
Seattle Genetics, Inc.*	387	16,409
Select Medical Holdings Corp.	649	5,497
Snyder’s-Lance, Inc.	400	10,760
Sotheby’s	400	18,444
Spectrum Brands Holdings, Inc.	186	11,260
Takeda Pharmaceutical Co. Ltd. (Japan)	485	22,080
Tesco PLC (United Kingdom)	4,315	24,511
Teva Pharmaceutical Industries Ltd. (Israel)	487	18,745
Theravance, Inc.*	500	17,925
TreeHouse Foods, Inc.*	150	9,755
Unilever NV (Netherlands)	907	34,074
Unilever PLC (United Kingdom)	712	27,132
UnitedHealth Group, Inc.	763	54,737
WellCare Health Plans, Inc.*	200	12,734
WEX, Inc.*	200	16,006
Whole Foods Market, Inc.	1,130	59,608
Wright Medical Group, Inc.*	150	3,611

		2,741,470

Diversified - 0.1%
Hutchison Whampoa Ltd. (Hong Kong)	1,264	14,654

Energy - 4.5%
Apache Corp.	304	26,047
BG Group PLC (United Kingdom)	1,882	35,786
BP PLC (United Kingdom)	10,834	74,914
Cameron International Corp.*	793	45,034
Chevron Corp.	1,400	168,602
Continental Resources, Inc.*	572	52,773
CVR Energy, Inc.	328	14,045
Dril-Quip, Inc.*	114	11,629
Eni S.p.A (Italy)	1,409	32,179
Exxon Mobil Corp.	3,262	284,315
Gulfport Energy Corp.*	400	23,600
Helix Energy Solutions Group, Inc.*	371	9,286
Oasis Petroleum, Inc.*	428	16,778
Pioneer Natural Resources Co.	98	17,147
Royal Dutch Shell PLC, Class A (United Kingdom)	2,051	66,349
Schlumberger Ltd. (Netherland Antilles)	930	75,275
SolarCity Corp.*	400	12,536
Southwestern Energy Co.*	1,113	42,517
Statoil ASA (Norway)	605	13,287
Targa Resources Corp.	114	7,762
Total SA (France)	1,165	64,537
Valero Energy Corp.	1,795	63,776
Woodside Petroleum Ltd. (Australia)	358	12,166

		1,170,340

Financial - 10.9%
AIA Group Ltd. (Hong Kong)	6,657	29,231
Allianz SE (Germany)	251	35,960
American Express Co.	813	58,463
American International Group, Inc.*	1,069	49,665
American Tower Corp. REIT	296	20,569
AmTrust Financial Services, Inc.	330	11,788
Australia & New Zealand Banking Group Ltd. (Australia)	1,568	41,435
AXA SA (France)	947	20,633
Banco Bilbao Vizcaya Argentaria SA (Spain)	3,533	33,713
Banco Santander SA (Spain)	6,153	43,425
Bancorp (The), Inc.*	800	12,648
Bank of America Corp.	7,348	103,754
Barclays PLC (United Kingdom)	6,450	28,322
Berkshire Hathaway, Inc., Class B*	1,781	198,082
BNP Paribas SA (France)	556	34,842

Boston Properties, Inc. REIT	488	50,020
Charles Schwab (The) Corp.	982	20,504
Citigroup, Inc.	2,137	103,281
CNO Financial Group, Inc.	1,100	14,949
Commonwealth Bank of Australia (Australia)	911	59,061
Community Trust Bancorp, Inc.	400	15,088
Credit Acceptance Corp.*	25	2,689
Credit Suisse Group AG (Switzerland)*	796	22,945
Deutsche Bank AG (Germany) (a)	580	25,112
DFC Global Corp.*	900	10,170
Dime Community Bancshares, Inc.	800	12,736
Dynex Capital, Inc. REIT	1,300	10,439
EastGroup Properties, Inc. REIT	200	11,240
EPR Properties REIT	300	14,694
Equity One, Inc. REIT	517	10,991
Financial Engines, Inc.	300	16,035
First American Financial Corp.	600	12,540
First Financial Bankshares, Inc.	200	11,500
FirstMerit Corp.	800	16,928
General Growth Properties, Inc. REIT	3,002	57,578
Geo Group (The), Inc. REIT	331	10,331
Glimcher Realty Trust REIT	700	6,930
Goldman Sachs Group (The), Inc.	326	49,594
Hancock Holding Co.	328	10,545
Hanmi Financial Corp.	800	13,064
Health Care REIT, Inc.	922	56,648
Healthcare Realty Trust, Inc. REIT	500	11,245
Higher One Holdings, Inc.*	1,200	8,904
Highwoods Properties, Inc. REIT	301	10,168
HSBC Holdings PLC (United Kingdom)	9,976	104,508
ING Groep NV (Netherlands)*	2,133	23,159
Investors Bancorp, Inc.	600	12,492
JPMorgan Chase & Co.	2,741	138,502
Kite Realty Group Trust REIT	2,100	12,117
LaSalle Hotel Properties REIT	400	10,612
Lexington Realty Trust REIT	1,000	11,720
Lloyds Banking Group PLC (United Kingdom)*	23,572	26,502
MarketAxess Holdings, Inc.	200	10,152
MetLife, Inc.	794	36,675
Mitsubishi Estate Co. Ltd. (Japan)	1,000	26,073
Mitsubishi UFJ Financial Group, Inc. (Japan)	6,453	37,856
Mizuho Financial Group, Inc. (Japan)	11,650	23,731
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	101	18,408
National Australia Bank Ltd. (Australia)	1,342	38,760
National Health Investors, Inc. REIT	200	10,980
Nationstar Mortgage Holdings, Inc.*	400	19,880
Ocwen Financial Corp.*	514	25,926
OMEGA Healthcare Investors, Inc. REIT	510	14,484
Piper Jaffray Cos.*	400	13,004
Portfolio Recovery Associates, Inc.*	300	15,912
Prospect Capital Corp.	1,200	13,284
Prosperity Bancshares, Inc.	300	17,940
Prudential PLC (United Kingdom)	1,424	23,789
PS Business Parks, Inc. REIT	42	3,052
RLJ Lodging Trust REIT	600	13,788
Roma Financial Corp.*	700	12,572
Ryman Hospitality Properties REIT	182	6,013
Sandy Spring Bancorp, Inc.	600	13,410
Simon Property Group, Inc. REIT	228	33,204
Sovran Self Storage, Inc. REIT	67	4,440
Standard Chartered PLC (United Kingdom)	1,336	29,834
Starwood Property Trust, Inc. REIT	842	20,991
Stifel Financial Corp.*	300	12,006
Strategic Hotels & Resorts, Inc. REIT*	1,100	8,921
Sumitomo Mitsui Financial Group, Inc. (Japan)	605	26,804
Sun Communities, Inc. REIT	200	8,594
Susquehanna Bancshares, Inc.	900	11,349
T. Rowe Price Group, Inc.	805	56,463
Travelers (The) Cos., Inc.	273	21,813
Two Harbors Investment Corp. REIT	1,870	17,784
U.S. Bancorp	1,384	50,004
UBS AG (Switzerland)*	2,002	38,773
United Community Banks, Inc.*	900	13,122
Universal Health Realty Income Trust REIT	300	12,033
Visa, Inc., Class A	579	100,989
Webster Financial Corp.	500	13,230
Wells Fargo & Co.	3,815	156,721
Westpac Banking Corp. (Australia)	1,761	49,200
Zurich Insurance Group AG (Switzerland)*	82	20,411

		2,840,446

Industrial - 4.8%
A.O. Smith Corp.	400	16,820
ABB Ltd. (Switzerland)*	1,209	25,857
Acuity Brands, Inc.	117	10,004
Barnes Group, Inc.	300	9,381
Boeing (The) Co.	563	58,507
Brady Corp., Class A	300	9,900
Bristow Group, Inc.	150	9,855
Caterpillar, Inc.	474	39,124
Chart Industries, Inc.*	114	13,017

Comfort Systems USA, Inc.	800	12,080
CSX Corp.	714	17,572
Darling International, Inc.*	471	9,528
Deutsche Post AG (Germany)	482	13,926
Eagle Materials, Inc.	300	19,248
East Japan Railway Co. (Japan)	114	8,754
Eaton Corp. PLC (Ireland)	354	22,415
EMCOR Group, Inc.	256	9,623
Emerson Electric Co.	519	31,332
EnerSys	205	10,512
European Aeronautic Defence and Space Co. NV (France)	324	18,672
FANUC Corp. (Japan)	54	8,255
Federal Signal Corp.*	1,300	15,171
FEI Co.	87	6,810
General Dynamics Corp.	254	21,146
General Electric Co.	7,735	178,987
Genesee & Wyoming, Inc., Class A*	230	19,913
Graphic Packaging Holding Co.*	1,470	12,216
Hexcel Corp.*	471	16,753
Hitachi Ltd. (Japan)	2,498	15,087
Ingersoll-Rand PLC (Ireland)	937	55,413
Jacobs Engineering Group, Inc.*	414	24,128
Koninklijke Philips NV (Netherlands)	508	15,704
Louisiana-Pacific Corp.*	600	8,976
Middleby (The) Corp.*	72	13,388
Moog, Inc., Class A*	200	10,160
Newport Corp.*	900	13,806
NL Industries, Inc.	1,200	13,116
Norfolk Southern Corp.	228	16,452
Old Dominion Freight Line, Inc.*	500	21,710
PHI, Inc.*	400	14,032
Rolls-Royce Holdings PLC (United Kingdom)*	1,028	17,715
Schneider Electric SA (France)	303	23,187
Siemens AG (Germany)	437	46,257
Stanley Black & Decker, Inc.	514	43,824
Union Pacific Corp.	341	52,358
United Parcel Service, Inc., Class B	714	61,104
United Technologies Corp.	642	64,265
Vinci SA (France)	259	13,374
Waste Management, Inc.	1,492	60,336
Watts Water Technologies, Inc., Class A	200	10,362
Woodward, Inc.	228	8,792

		1,268,924

Technology - 5.9%
3D Systems Corp.*	500	25,700
Activision Blizzard, Inc.	3,468	56,598
Apple, Inc.	656	319,505
ASML Holding NV (Netherlands)	181	15,863
Aspen Technology, Inc.*	400	13,372
athenahealth, Inc.*	114	12,026
CACI International, Inc., Class A*	32	2,157
Canon, Inc. (Japan)	567	17,024
Cognizant Technology Solutions Corp., Class A*	881	64,577
CommVault Systems, Inc.*	186	15,592
Computer Programs & Systems, Inc.	300	16,488
EMC Corp.	1,483	38,232
Fidelity National Information Services, Inc.	930	41,348
First Solar, Inc.*	500	18,360
Guidewire Software, Inc.*	300	13,788
InnerWorkings, Inc.*	1,200	12,324
Intel Corp.	3,784	83,172
International Business Machines Corp.	826	150,556
International Rectifier Corp.*	300	7,164
Mentor Graphics Corp.	477	10,570
Micron Technology, Inc.*	3,607	48,947
Microsemi Corp.*	400	10,296
Microsoft Corp.	6,977	233,033
MKS Instruments, Inc.	186	4,659
Oracle Corp.	3,418	108,898
PDF Solutions, Inc.*	700	13,895
PTC, Inc.*	512	13,348
QLIK Technologies, Inc.*	351	11,509
QUALCOMM, Inc.	1,279	84,772
SAP AG (Germany)	533	39,399
SciQuest, Inc.*	600	12,480
SS&C Technologies Holdings, Inc.*	400	14,156
SYNNEX Corp.*	114	5,416
Syntel, Inc.	114	8,193
Ultimate Software Group, Inc.*	42	5,889
Veeco Instruments, Inc.*	150	5,268

		1,554,574

Utilities - 0.8%
Centrica PLC (United Kingdom)	2,819	16,858
Cleco Corp.	186	8,400
Dominion Resources, Inc.	420	24,508
E.ON SE (Germany)	1,076	17,037
GDF Suez (France)	742	16,083
National Grid PLC (United Kingdom)	2,070	23,818
NextEra Energy, Inc.	311	24,992

Piedmont Natural Gas Co., Inc.	396	12,775
PPL Corp.	1,917	58,851
South Jersey Industries, Inc.	200	11,552

		214,874

TOTAL COMMON STOCKS
(Cost $11,541,686)		13,020,325

PREFERRED STOCKS - 0.1%
Consumer, Cyclical - 0.1%
Volkswagen AG (Germany)	77	17,514

Industrial - 0.0% (b)
Rolls-Royce Holdings PLC, Class C (United Kingdom)*	175,406	272

TOTAL PREFERRED STOCKS
(Cost $16,742)		17,786

	Principal Amount	Value
CORPORATE BONDS - 15.2%
Basic Materials - 0.5%
Eastman Chemical Co.
3.00%, 12/15/15	$62,000	$64,587
PPG Industries, Inc.
1.90%, 1/15/16	64,000	64,903

		129,490

Consumer, Non-cyclical - 2.4%
Anheuser-Busch InBev Finance, Inc. (Belgium)
0.80%, 1/15/16	65,000	64,755
Anheuser-Busch InBev Worldwide, Inc.
4.125%, 1/15/15	14,000	14,655
Coca-Cola (The) Co.
1.50%, 11/15/15	141,000	143,767
Dr Pepper Snapple Group, Inc.
2.90%, 1/15/16	63,000	65,288
St Jude Medical, Inc.
2.50%, 1/15/16	64,000	65,506
WellPoint, Inc.
5.25%, 1/15/16	262,000	285,909

		639,880

Energy - 1.6%
Petrobras International Finance Co. (Brazil)
3.875%, 1/27/16	200,000	206,238
Total Capital International SA (France)
0.75%, 1/25/16	65,000	64,668
TransCanada Pipelines Ltd. (Canada)
0.75%, 1/15/16	144,000	142,790

		413,696

Financial - 8.1%
Bank of America Corp., MTN
1.25%, 1/11/16	79,000	78,615
Bank of Nova Scotia (Canada)
3.40%, 1/22/15	25,000	25,940
BB&T Corp.
5.20%, 12/23/15	119,000	129,542
Canadian Imperial Bank of Commerce (Canada)
2.35%, 12/11/15	202,000	208,333
Charles Schwab (The) Corp.
0.85%, 12/04/15	131,000	130,946
Citigroup, Inc.
4.587%, 12/15/15	268,000	286,525
Fifth Third Bancorp
3.625%, 1/25/16	122,000	128,350
General Electric Capital Corp., MTN
1.00%, 1/08/16	288,000	286,795
Morgan Stanley, Series G, MTN
4.10%, 1/26/15	30,000	31,113
ORIX Corp. (Japan)
5.00%, 1/12/16	61,000	64,993
PACCAR Financial Corp., MTN
0.70%, 11/16/15	78,000	77,748
PNC Funding Corp.
5.25%, 11/15/15	357,000	388,228
Ventas Realty LP / Ventas Capital Corp.
3.125%, 11/30/15	62,000	64,837
Westpac Banking Corp. (Australia)
3.00%, 12/09/15	205,000	214,573

		2,116,538

Government - 0.3%
Corp. Andina de Fomento (Supranational)
3.75%, 1/15/16	69,000	72,272

Industrial - 0.2%
United Technologies Corp.
4.875%, 5/01/15	39,000	41,750

Technology - 1.6%
Oracle Corp.
5.25%, 1/15/16	378,000	416,123

Utilities - 0.5%
LG&E and Ku Energy LLC
2.125%, 11/15/15	140,000	143,107

TOTAL CORPORATE BONDS
(Cost $3,985,488)		3,972,856

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS - 34.3%
Federal National Mortgage Association - 2.5%
5.00%, 4/15/15	622,000	668,640

United States Treasury Bonds/Notes - 31.8%
4.00%, 2/15/15	586,500	618,162
2.375%, 2/28/15	641,800	661,856
0.375%, 3/15/15	297,800	298,236
2.50%, 3/31/15	684,800	708,527
2.125%, 5/31/15	915,800	944,258
1.875%, 6/30/15	1,268,000	1,303,044
4.25%, 8/15/15	1,667,700	1,792,582
1.25%, 9/30/15	1,331,700	1,354,745
2.00%, 1/31/16	611,000	632,528

		8,313,938

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS
(Cost $8,983,614)		8,982,578

TOTAL INVESTMENTS - 99.4%
(Cost $24,527,530) (c)		$25,993,545
Other assets less liabilities - 0.6%		151,897

NET ASSETS - 100.0%		$26,145,442

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

*	Non-income producing security.
(a)	Affiliated company. The Advisor is a wholly-owned subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund. The table below shows the transactions in and earnings from investments in Deutsche Bank AG Securities for the three months ended August 31, 2013.

	5/31/2013	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/ (Loss)	Fair Value 8/31/2013
Deutsche Bank AG (Common Stock)	$38,355	$—	$(10,340)	$2,968	$(5,871)	$25,112

(b)	Less than 0.1%.
(c)	At August 31, 2013, the aggregate cost of investments for Federal income tax purposes was $24,556,345. The net unrealized appreciation was $1,437,200 which consisted of aggregate gross unrealized appreciation of $2,209,793 and aggregate gross unrealized depreciation of $772,593.

SCHEDULE OF INVESTMENTS

db X-trackers 2030 Target Date Fund

August 31, 2013 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 75.0%
Basic Materials - 3.7%
Air Liquide SA (France)	361	$47,478
Air Products & Chemicals, Inc.	1,249	127,573
Axiall Corp.	600	24,018
BASF SE (Germany)	1,042	91,072
BHP Billiton Ltd. (Australia)	3,553	113,054
BHP Billiton PLC (United Kingdom)	2,276	66,239
Dow Chemical (The) Co.	1,758	65,749
E.I. du Pont de Nemours & Co.	1,337	75,701
Freeport-McMoRan Copper & Gold, Inc.	1,432	43,275
Glencore Xstrata PLC (Switzerland)*	12,210	57,749
H.B. Fuller Co.	396	14,767
Horsehead Holding Corp.*	1,900	22,553
KapStone Paper and Packaging Corp.	400	16,800
Linde AG (Germany)	213	40,960
Materion Corp.	800	23,520
Monsanto Co.	788	77,137
Newmont Mining Corp.	3,558	113,038
PolyOne Corp.	800	21,616
Rio Tinto PLC (United Kingdom)	1,431	64,599
Sensient Technologies Corp.	396	16,418
Sherwin-Williams (The) Co.	686	118,266
Syngenta AG (Switzerland)	106	41,559
Wausau Paper Corp.	1,900	20,843

		1,303,984

Communications - 7.8%
ADTRAN, Inc.	500	12,060
Amazon.com, Inc.*	652	183,199
Anixter International, Inc.*	316	26,405
ARRIS Group, Inc.*	1,293	20,261
AT&T, Inc.	8,339	282,108
Bankrate, Inc.*	891	15,325
BT Group PLC (United Kingdom)	8,653	43,621
Cisco Systems, Inc.	7,960	185,547
Comcast Corp., Class A	3,901	164,193
Consolidated Communications Holdings, Inc.	491	8,190
Deutsche Telekom AG (Germany)	3,278	41,989
Dice Holdings, Inc.*	2,300	19,159
DigitalGlobe, Inc.*	700	21,140
Discovery Communications, Inc., Class A*	1,596	123,706
Entravision Communications Corp., Class A	3,300	17,259
Facebook, Inc., Class A*	2,664	109,970
Finisar Corp.*	793	16,233
Google, Inc., Class A*	515	436,154
Harte-Hanks, Inc.	2,200	18,260
Leap Wireless International, Inc.*	1,675	25,427
News Corp., Class A*	7,400	116,180
Nielsen Holdings NV (Netherlands)	2,626	90,597
SoftBank Corp. (Japan)	1,013	63,864
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	3,461	40,682
Telefonica SA (Spain)*	4,936	67,031
Thomson Reuters Corp. (Canada)	1,241	40,672
Verizon Communications, Inc.	4,611	218,469
ViaSat, Inc.*	433	27,595
Vodafone Group PLC (United Kingdom)	55,951	178,832
Walt Disney (The) Co.	2,688	163,511

		2,777,639

Consumer, Cyclical - 6.9%
Adidas AG (Germany)	205	21,675
Alaska Air Group, Inc.	600	33,972
Bayerische Motoren Werke AG (Germany)	380	35,804
Bloomin’ Brands, Inc.*	1,100	24,750
Bob Evans Farms, Inc.	300	14,709
Brunswick Corp.	900	32,724
Cabela’s, Inc.*	700	45,871
Cie Financiere Richemont SA (Switzerland)	586	55,675
Columbia Sportswear Co.	296	16,751
Compass Group PLC (United Kingdom)	2,148	28,494
Cooper Tire & Rubber Co.	600	19,158
CVS Caremark Corp.	1,820	105,651
Daimler AG (Germany)	1,004	68,895
Dana Holding Corp.	1,399	29,323

Domino’s Pizza, Inc.	500	30,720
Fifth & Pacific Cos., Inc.*	1,000	23,840
Ford Motor Co.	5,781	93,594
Fred’s, Inc., Class A	1,400	21,882
General Motors Co.*	1,971	67,172
Genesco, Inc.*	200	12,336
Group 1 Automotive, Inc.	200	15,346
Hennes & Mauritz AB, Class B (Sweden)	1,026	37,697
Home Depot (The), Inc.	2,294	170,879
Honda Motor Co. Ltd. (Japan)	1,823	65,820
HSN, Inc.	500	26,930
Iconix Brand Group, Inc.*	500	16,410
Inditex SA (Spain)	250	33,091
Life Time Fitness, Inc.*	396	19,796
Lions Gate Entertainment Corp. (Canada)*	1,189	41,627
LVMH Moet Hennessy Louis Vuitton SA (France)	286	50,103
M/I Homes, Inc.*	1,000	18,730
Marriott Vacations Worldwide Corp.*	300	13,080
Men’s Wearhouse, (The), Inc.	401	15,098
Mitsubishi Corp. (Japan)	1,461	27,409
Mobile Mini, Inc.*	400	12,152
NIKE, Inc., Class B	1,404	88,198
Nissan Motor Co. Ltd. (Japan)	2,577	25,643
Owens & Minor, Inc.	600	20,466
Republic Airways Holdings, Inc.*	1,800	20,106
Restoration Hardware Holdings, Inc.*	400	27,812
Ruby Tuesday, Inc.*	2,679	19,450
Saks, Inc.*	1,386	22,079
Six Flags Entertainment Corp.	892	29,445
Target Corp.	949	60,081
Toyota Motor Corp. (Japan)	2,995	181,191
UniFirst Corp.	200	19,176
Walgreen Co.	1,316	63,260
Wal-Mart Stores, Inc.	4,956	361,688
Wolverine World Wide, Inc.	500	28,125
W.W. Grainger, Inc.	488	120,707

		2,434,591

Consumer, Non-cyclical - 15.8%
ABM Industries, Inc.	500	12,075
Align Technology, Inc.*	693	30,180
Alkermes PLC (Ireland)*	1,100	34,925
Amgen, Inc.	1,040	113,298
AmSurg Corp.*	297	11,075
Anheuser-Busch InBev NV (Belgium)	932	86,692
Array BioPharma, Inc.*	3,900	21,879
AstraZeneca PLC (United Kingdom)	1,411	69,491
Avis Budget Group, Inc.*	900	24,093
Bayer AG (Germany)	936	103,963
Becton Dickinson and Co.	1,309	127,470
Boston Beer (The) Co., Inc., Class A*	100	21,184
Brink’s (The) Co.	400	10,332
British American Tobacco PLC (United Kingdom)	2,227	112,336
Cardinal Health, Inc.	2,192	110,214
Centene Corp.*	557	31,833
Coca-Cola Bottling Co. Consolidated	400	25,136
Coca-Cola (The) Co.	6,815	260,196
Convergys Corp.	991	17,471
CoStar Group, Inc.*	298	44,256
CSL Ltd. (Australia)	567	34,312
Cubist Pharmaceuticals, Inc.*	600	38,016
Danone S.A. (France)	671	49,964
Diageo PLC (United Kingdom)	2,778	84,982
Euronet Worldwide, Inc.*	400	13,740
FTI Consulting, Inc.*	296	9,898
Gilead Sciences, Inc.*	2,094	126,205
GlaxoSmithKline PLC (United Kingdom)	5,609	143,030
Hain Celestial Group (The), Inc.*	397	32,467
Hanger, Inc.*	298	9,152
Harris Teeter Supermarkets, Inc.	457	22,462
Humana, Inc.	1,103	101,564
Impax Laboratories, Inc.*	600	12,228
Isis Pharmaceuticals, Inc.*	900	23,247
Japan Tobacco, Inc. (Japan)	1,300	44,156
Jazz Pharmaceuticals PLC (Ireland)*	500	43,845
JM Smucker (The) Co.	718	76,209
Johnson & Johnson	4,152	358,773
Live Nation Entertainment, Inc.*	1,756	29,606
L’Oreal SA (France)	241	40,213
Magellan Health Services, Inc.*	224	12,591

MAKO Surgical Corp.*	1,800	26,910
MasterCard, Inc., Class A	182	110,307
Merck & Co., Inc.	4,665	220,608
Molina Healthcare, Inc.*	396	13,222
Mondelez International, Inc., Class A	2,810	86,183
Monster Worldwide, Inc.*	4,100	18,450
Nestle SA (Switzerland)	3,673	240,997
Novartis AG (Switzerland)	2,617	190,836
Novo Nordisk A/S, Class B (Denmark)	462	77,188
NuVasive, Inc.*	400	9,408
Orexigen Therapeutics, Inc.*	3,600	24,696
Performant Financial Corp.*	2,100	22,743
Pfizer, Inc.	10,803	304,753
Pharmacyclics, Inc.*	496	55,304
Pilgrim’s Pride Corp.*	2,670	40,931
Procter & Gamble (The) Co.	4,089	318,493
Raptor Pharmaceutical Corp.*	2,000	27,080
Reckitt Benckiser Group PLC (United Kingdom)	771	52,392
Roche Holding AG (Switzerland)	818	204,049
SABMiller PLC (United Kingdom)	1,113	53,021
Sanofi (France)	1,440	138,342
Seaboard Corp.	16	42,880
Seattle Genetics, Inc.*	917	38,881
Select Medical Holdings Corp.	1,388	11,756
Snyder’s-Lance, Inc.	600	16,140
Sotheby’s	600	27,666
Spectrum Brands Holdings, Inc.	496	30,028
Takeda Pharmaceutical Co. Ltd. (Japan)	837	38,106
Tesco PLC (United Kingdom)	8,809	50,039
Teva Pharmaceutical Industries Ltd. (Israel)	995	38,298
Theravance, Inc.*	900	32,265
TreeHouse Foods, Inc.*	362	23,541
Unilever NV (Netherlands)	1,852	69,576
Unilever PLC (United Kingdom)	1,460	55,636
UnitedHealth Group, Inc.	1,585	113,708
WellCare Health Plans, Inc.*	400	25,468
WEX, Inc.*	400	32,012
Whole Foods Market, Inc.	2,368	124,911
Wright Medical Group, Inc.*	396	9,532

		5,591,115

Diversified - 0.1%
Hutchison Whampoa Ltd. (Hong Kong)	2,574	29,841

Energy - 6.8%
Apache Corp.	627	53,721
BG Group PLC (United Kingdom)	3,850	73,207
BP PLC (United Kingdom)	21,842	151,031
Cameron International Corp.*	1,639	93,079
Chevron Corp.	2,881	346,959
Continental Resources, Inc.*	1,179	108,775
CVR Energy, Inc.	995	42,606
Dril-Quip, Inc.*	371	37,846
Eni S.p.A (Italy)	2,864	65,408
Exxon Mobil Corp.	6,527	568,892
Gulfport Energy Corp.*	700	41,300
Helix Energy Solutions Group, Inc.*	893	22,352
Oasis Petroleum, Inc.*	793	31,086
Pioneer Natural Resources Co.	171	29,920
Royal Dutch Shell PLC, Class A (United Kingdom)	4,173	134,996
Schlumberger Ltd. (Netherland Antilles)	1,722	139,378

SolarCity Corp.*	700	21,938
Southwestern Energy Co.*	2,271	86,752
Statoil ASA (Norway)	1,238	27,188
Targa Resources Corp.	397	27,032
Total SA (France)	2,390	132,399
Valero Energy Corp.	3,836	136,293
Woodside Petroleum Ltd. (Australia)	732	24,875

		2,397,033

Financial - 16.1%
AIA Group Ltd. (Hong Kong)	13,161	57,790
Allianz SE (Germany)	508	72,780
American Express Co.	1,680	120,808
American International Group, Inc.*	2,267	105,325
American Tower Corp. REIT	603	41,902
Amtrust Financial Services, Inc.	660	23,575
Australia & New Zealand Banking Group Ltd. (Australia)	3,157	83,426
AXA SA (France)	1,961	42,725

Banco Bilbao Vizcaya Argentaria SA (Spain)	6,757	64,477
Banco Santander SA (Spain)	13,462	95,010
Bancorp (The), Inc.*	1,400	22,134
Bank of America Corp.	14,611	206,307
Barclays PLC (United Kingdom)	13,915	61,101
Berkshire Hathaway, Inc., Class B*	3,657	406,731
BNP Paribas SA (France)	1,139	71,377
Boston Properties, Inc. REIT	1,009	103,423
Charles Schwab (The) Corp.	2,022	42,219
Citigroup, Inc.	4,429	214,054
CNO Financial Group, Inc.	1,800	24,462
Commonwealth Bank of Australia (Australia)	1,826	118,383
Community Trust Bancorp, Inc.	600	22,632
Credit Acceptance Corp.*	212	22,801
Credit Suisse Group AG (Switzerland)*	1,585	45,687
Deutsche Bank AG (Germany) (a)	1,195	51,740
DFC Global Corp.*	1,500	16,950
Dime Community Bancshares, Inc.	1,300	20,696
Dynex Capital, Inc. REIT	2,200	17,666
EastGroup Properties, Inc. REIT	300	16,860
EPR Properties REIT	400	19,592
Equity One, Inc. REIT	1,082	23,003
Financial Engines, Inc.	400	21,380
First American Financial Corp.	900	18,810
First Financial Bankshares, Inc.	300	17,250
FirstMerit Corp.	1,400	29,624
General Growth Properties, Inc. REIT	6,252	119,914
Geo Group (The), Inc. REIT	701	21,878
Glimcher Realty Trust REIT	1,200	11,880
Goldman Sachs Group (The), Inc.	675	102,688
Hancock Holding Co.	695	22,344
Hanmi Financial Corp.	1,300	21,229
Health Care REIT, Inc.	2,007	123,311
Healthcare Realty Trust, Inc. REIT	800	17,992
Higher One Holdings, Inc.*	2,000	14,840
Highwoods Properties, Inc. REIT	746	25,200
HSBC Holdings PLC (United Kingdom)	20,552	215,302
ING Groep NV (Netherlands)*	4,348	47,208
Investors Bancorp, Inc.	1,000	20,820
JPMorgan Chase & Co.	5,655	285,747
Kite Realty Group Trust REIT	3,700	21,349
LaSalle Hotel Properties REIT	951	25,230
Lexington Realty Trust REIT	1,700	19,924
Lloyds Banking Group PLC (United Kingdom)*	48,724	54,780
MarketAxess Holdings, Inc.	300	15,228
MetLife, Inc.	1,693	78,200
Mitsubishi Estate Co. Ltd. (Japan)	1,300	33,895
Mitsubishi UFJ Financial Group, Inc. (Japan)	13,373	78,452
Mizuho Financial Group, Inc. (Japan)	24,133	49,158
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	206	37,545
National Australia Bank Ltd. (Australia)	2,704	78,097
National Health Investors, Inc. REIT	300	16,470
Nationstar Mortgage Holdings, Inc.*	700	34,790
Ocwen Financial Corp.*	1,191	60,074
OMEGA Healthcare Investors, Inc. REIT	1,065	30,246
Piper Jaffray Cos.*	700	22,757
Portfolio Recovery Associates, Inc.*	600	31,824
Prospect Capital Corp.	2,100	23,247
Prosperity Bancshares, Inc.	500	29,900
Prudential PLC (United Kingdom)	2,873	47,995
PS Business Parks, Inc. REIT	198	14,389
RLJ Lodging Trust REIT	1,000	22,980
Roma Financial Corp.*	1,200	21,552
Ryman Hospitality Properties REIT	461	15,231
Sandy Spring Bancorp, Inc.	900	20,115
Simon Property Group, Inc. REIT	461	67,135
Sovran Self Storage, Inc. REIT	298	19,748
Standard Chartered PLC (United Kingdom)	2,726	60,874
Starwood Property Trust, Inc. REIT	1,593	39,713
Stifel Financial Corp.*	600	24,012
Strategic Hotels & Resorts, Inc. REIT*	1,800	14,598
Sumitomo Mitsui Financial Group, Inc. (Japan)	1,428	63,266
Sun Communities, Inc. REIT	300	12,891
Susquehanna Bancshares, Inc.	1,600	20,176
T. Rowe Price Group, Inc.	1,677	117,625
Travelers (The) Cos., Inc.	574	45,863
Two Harbors Investment Corp. REIT	3,484	33,133
U.S. Bancorp	2,824	102,031
UBS AG (Switzerland)*	4,174	80,838
United Community Banks, Inc.*	1,600	23,328

Universal Health Realty Income Trust REIT	500	20,055
Visa, Inc., Class A	1,187	207,037
Webster Financial Corp.	800	21,168
Wells Fargo & Co.	7,819	321,206
Westpac Banking Corp. (Australia)	3,527	98,540
Zurich Insurance Group AG (Switzerland)*	167	41,568

		5,691,286

Industrial - 7.4%
A.O. Smith Corp.	767	32,252
ABB Ltd. (Switzerland)*	2,462	52,656
Acuity Brands, Inc.	342	29,241
Barnes Group, Inc.	500	15,635
Boeing (The) Co.	1,145	118,988
Brady Corp., Class A	500	16,500
Bristow Group, Inc.	297	19,513
Caterpillar, Inc.	982	81,054
Chart Industries, Inc.*	298	34,026
Comfort Systems USA, Inc.	1,400	21,140
CSX Corp.	1,553	38,219
Darling International, Inc.*	993	20,088
Deutsche Post AG (Germany)	839	24,240
Eagle Materials, Inc.	500	32,080
East Japan Railway Co. (Japan)	297	22,808
Eaton Corp. PLC (Ireland)	683	43,248
EMCOR Group, Inc.	595	22,366
Emerson Electric Co.	1,077	65,019
EnerSys	519	26,614
European Aeronautic Defence and Space Co. NV (France)	571	32,907
FANUC Corp. (Japan)	243	37,149
Federal Signal Corp.*	2,200	25,674
FEI Co.	397	31,077
Generac Holdings, Inc.	700	27,713
General Dynamics Corp.	528	43,956
General Electric Co.	15,090	349,183
Genesee & Wyoming, Inc., Class A*	533	46,147
Graphic Packaging Holding Co.*	3,173	26,368
Hexcel Corp.*	893	31,764
Hitachi Ltd. (Japan)	5,486	33,134
Ingersoll-Rand PLC (Ireland)	1,760	104,086
Jacobs Engineering Group, Inc.*	924	53,851
Koninklijke Philips NV (Netherlands)	1,042	32,212
Louisiana-Pacific Corp.*	1,100	16,456
Middleby (The) Corp.*	198	36,816
Moog, Inc., Class A*	400	20,320
Newport Corp.*	1,500	23,010
NL Industries, Inc.	2,100	22,953
Norfolk Southern Corp.	396	28,575
Old Dominion Freight Line, Inc.*	800	34,736
PHI, Inc.*	600	21,048
Rolls-Royce Holdings PLC (United Kingdom)*	2,124	36,602
Schneider Electric SA (France)	617	47,215
Siemens AG (Germany)	901	95,372
Stanley Black & Decker, Inc.	1,079	91,996
Union Pacific Corp.	707	108,553
United Parcel Service, Inc., Class B	1,454	124,433
United Technologies Corp.	1,328	132,933
Vinci SA (France)	517	26,696
Waste Management, Inc.	3,114	125,930

Watts Water Technologies, Inc., Class A	300	15,543
Woodward, Inc.	595	22,943

		2,623,038

Technology - 9.2%
3D Systems Corp.*	1,000	51,400
Activision Blizzard, Inc.	7,210	117,667
Apple, Inc.	1,375	669,693
ASML Holding NV (Netherlands)	366	32,076
Aspen Technology, Inc.*	793	26,510
athenahealth, Inc.*	297	31,331
CACI International, Inc., Class A*	223	15,030
Canon, Inc. (Japan)	1,226	36,811
Cognizant Technology Solutions Corp., Class A*	1,842	135,019
CommVault Systems, Inc.*	396	33,197
Computer Programs & Systems, Inc.	400	21,984
EMC Corp.	3,034	78,217
Fidelity National Information Services, Inc.	1,939	86,208
First Solar, Inc.*	800	29,376
Guidewire Software, Inc.*	500	22,980
InnerWorkings, Inc.*	2,000	20,540
Intel Corp.	8,207	180,390
International Business Machines Corp.	1,722	313,868
International Rectifier Corp.*	500	11,940
Mentor Graphics Corp.	1,091	24,177
Micron Technology, Inc.*	7,406	100,499
Microsemi Corp.*	769	19,794
Microsoft Corp.	14,466	483,163
MKS Instruments, Inc.	496	12,425
Oracle Corp.	7,163	228,212
PDF Solutions, Inc.*	1,100	21,835
PTC, Inc.*	1,044	27,217
QLIK Technologies, Inc.*	778	25,511
QUALCOMM, Inc.	2,734	181,210
SAP AG (Germany)	1,079	79,760
SciQuest, Inc.*	900	18,720
SS&C Technologies Holdings, Inc.*	700	24,773
SYNNEX Corp.*	297	14,110
Syntel, Inc.	397	28,532
Ultimate Software Group, Inc.*	298	41,783
Veeco Instruments, Inc.*	297	10,431

		3,256,389

Utilities - 1.2%
Centrica PLC (United Kingdom)	5,794	34,650
Cleco Corp.	496	22,399
Dominion Resources, Inc.	852	49,714
E.ON SE (Germany)	2,106	33,345
GDF Suez (France)	1,517	32,881
National Grid PLC (United Kingdom)	4,220	48,557
NextEra Energy, Inc.	642	51,591

Piedmont Natural Gas Co., Inc.	716	23,098
PPL Corp.	3,943	121,051
South Jersey Industries, Inc.	300	17,328

		434,614

TOTAL COMMON STOCKS
(Cost $23,859,237)		26,539,530

PREFERRED STOCKS - 0.1%
Consumer, Cyclical - 0.1%
Volkswagen AG (Germany)	155	35,256

Industrial - 0.0% (b)
Rolls-Royce Holdings PLC, Class C (United Kingdom)*	239,071	370

TOTAL PREFERRED STOCKS
(Cost $33,838)		35,626

	Principal Amount	Value
CORPORATE BONDS - 22.3%
Basic Materials - 0.7%
BHP Billiton Finance USA Ltd. (Australia)
4.125%, 2/24/42	$97,000	$89,150
Ecolab, Inc.
5.50%, 12/08/41	75,000	80,875
International Paper Co.
6.00%, 11/15/41	35,000	38,103
Rio Tinto Finance USA Ltd. (Australia)
5.20%, 11/02/40	35,000	34,299

		242,427

Communications - 2.5%
AT&T, Inc.
5.35%, 9/01/40	181,000	180,742
5.55%, 8/15/41	231,000	237,314
Cisco Systems, Inc.
5.90%, 2/15/39	157,000	184,788
Corning, Inc.
4.75%, 3/15/42	39,000	38,519
Discovery Communications LLC
4.95%, 5/15/42	78,000	72,795
Verizon Communications, Inc.
6.00%, 4/01/41	61,000	65,939
Viacom, Inc.
4.50%, 2/27/42	83,000	69,357
Walt Disney (The) Co., Series E
4.125%, 12/01/41	39,000	36,912

		886,366

Consumer, Cyclical - 1.2%
Home Depot (The), Inc.
5.95%, 4/01/41	100,000	119,554
Lowe’s Cos., Inc.
5.125%, 11/15/41	190,000	198,537
McDonald’s Corp., MTN
3.70%, 2/15/42	122,000	106,781

		424,872

Consumer, Non-cyclical - 3.9%
Amgen, Inc.
5.65%, 6/15/42	300,000	311,227
Archer-Daniels-Midland Co.
5.765%, 3/01/41	116,000	132,408
Cigna Corp.
5.375%, 2/15/42	90,000	95,895
Diageo Investment Corp.
4.25%, 5/11/42	84,000	78,075
Express Scripts Holding Co.
6.125%, 11/15/41	35,000	40,447
General Mills, Inc.
5.40%, 6/15/40	35,000	38,256
Gilead Sciences, Inc.
5.65%, 12/01/41	126,000	139,830
Kimberly-Clark Corp.
5.30%, 3/01/41	73,000	81,786
Kraft Foods Group, Inc.
5.00%, 6/04/42	83,000	81,749
Medtronic, Inc.
4.50%, 3/15/42	120,000	117,542
PepsiCo, Inc.
4.00%, 3/05/42	39,000	35,019
Philip Morris International, Inc.
4.50%, 3/20/42	122,000	114,897
UnitedHealth Group, Inc.
4.625%, 11/15/41	57,000	55,037
WellPoint, Inc.
4.625%, 5/15/42	61,000	56,567

		1,378,735

Energy - 2.5%
Baker Hughes, Inc.
5.125%, 9/15/40	80,000	85,812
Devon Energy Corp.
4.75%, 5/15/42	200,000	184,965
Halliburton Co.
4.50%, 11/15/41	39,000	37,905
Phillips 66
5.875%, 5/01/42	60,000	64,218
Plains All American Pipeline LP / PAA Finance Corp.
5.15%, 6/01/42	30,000	30,629
Shell International Finance BV (Netherlands)
6.375%, 12/15/38	211,000	264,766
Statoil ASA (Norway)
5.10%, 8/17/40	64,000	67,585
Transcanada Pipelines Ltd. (Canada)
6.10%, 6/01/40	120,000	138,949

		874,829

Financial - 3.4%
Bank of America Corp., MTN
5.875%, 2/07/42	65,000	72,514
Berkshire Hathaway Finance Corp.
4.40%, 5/15/42	39,000	36,408
HSBC Holdings PLC (United Kingdom)
6.10%, 1/14/42	160,000	189,797
JPMorgan Chase & Co.
5.60%, 7/15/41	177,000	192,863
MetLife, Inc.
5.875%, 2/06/41	150,000	171,182
Prudential Financial, Inc., MTN
5.80%, 11/16/41	110,000	120,217
Rabobank (Netherlands)
5.25%, 5/24/41	116,000	120,672
Simon Property Group LP
4.75%, 3/15/42	94,000	90,035
Travelers (The) Cos., Inc.
5.35%, 11/01/40	189,000	211,473

		1,205,161

Government - 0.4%
Inter-American Development Bank, Series E, MTN (Supranational)
3.875%, 10/28/41	136,000	128,594

Industrial - 2.3%
Caterpillar, Inc.
5.20%, 5/27/41	100,000	107,705
Deere & Co.
3.90%, 6/09/42	98,000	87,689
Dover Corp.
5.375%, 3/01/41	35,000	38,740
Illinois Tool Works, Inc.
4.875%, 9/15/41	30,000	30,433
Koninklijke Philips NV (Netherlands)
5.00%, 3/15/42	39,000	39,118
Norfolk Southern Corp.
4.837%, 10/01/41	172,000	169,576
7.90%, 5/15/97	23,000	31,904
Sonoco Products Co.
5.75%, 11/01/40	70,000	73,670
Stanley Black & Decker, Inc.
5.20%, 9/01/40	122,000	124,680
Union Pacific Corp.
4.75%, 9/15/41	35,000	35,377
United Technologies Corp.
4.50%, 6/01/42	96,000	94,925

		833,817

Technology - 1.0%
Applied Materials, Inc.
5.85%, 6/15/41	35,000	36,782
Intel Corp.
4.80%, 10/01/41	35,000	34,468
Microsoft Corp.
4.50%, 10/01/40	82,000	79,991
Oracle Corp.
5.375%, 7/15/40	176,000	193,723

		344,964

Utilities - 4.4%
AGL Capital Corp.
5.875%, 3/15/41	65,000	73,137
Alabama Power Co., Series 11-C
5.20%, 6/01/41	47,000	50,772
Arizona Public Service Co.
5.05%, 9/01/41	61,000	64,011
Atmos Energy Corp.
5.50%, 6/15/41	80,000	88,144
Florida Power & Light Co.
4.125%, 2/01/42	165,000	155,634
Georgia Power Co.
4.30%, 3/15/42	195,000	178,801
Kansas City Power & Light Co.
5.30%, 10/01/41	136,000	141,485
Nevada Power Co.
5.45%, 5/15/41	57,000	64,249
Oklahoma Gas & Electric Co.
5.25%, 5/15/41	73,000	79,657
Puget Sound Energy, Inc.
4.434%, 11/15/41	96,000	92,902
San Diego Gas & Electric Co.
3.95%, 11/15/41	75,000	69,460
Southern California Edison Co.
6.05%, 3/15/39	254,000	310,738
Southern California Gas Co.
5.125%, 11/15/40	78,000	86,515
Southern Power Co.
5.15%, 9/15/41	105,000	105,309

		1,560,814

TOTAL CORPORATE BONDS
(Cost $8,675,561)		7,880,579

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS - 1.9%
United States Treasury Bonds/Notes - 1.9%
4.50%, 2/15/36	90,100	104,066
4.50%, 8/15/39	73,400	84,863
4.375%, 11/15/39	27,700	31,405
4.625%, 2/15/40	270,900	319,069
4.375%, 5/15/41	126,400	143,217

		682,620

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS
(Cost $705,177)		682,620

TOTAL INVESTMENTS - 99.3%
(Cost $33,273,813) (c)	$35,138,355
Other assets less liabilities - 0.7%	232,883

NET ASSETS - 100.0%	$35,371,238

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

*	Non-income producing security.
(a)	Affiliated company. The Advisor is a wholly-owned subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund. The table below shows the transactions in and earnings from investments in Deutsche Bank AG Securities for the three months ended August 31, 2013.

	5/31/2013	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/ (Loss)	Fair Value 8/31/2013
Deutsche Bank AG (Common Stock)	$53,312	$8,475	$(5,672)	$1,024	$(5,399)	$51,740

(b)	Less than 0.1%.
(c)	At August 31, 2013, the aggregate cost of investments for Federal income tax purposes was $33,305,255. The net unrealized appreciation was $1,833,100 which consisted of aggregate gross unrealized appreciation of $3,879,240 and aggregate gross unrealized depreciation of $2,046,140.

SCHEDULE OF INVESTMENTS

db X-trackers 2040 Target Date Fund

August 31, 2013 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 92.2%
Basic Materials - 4.6%
Air Liquide SA (France)	376	$49,451
Air Products & Chemicals, Inc.	1,414	144,425
Axiall Corp.	800	32,024
BASF SE (Germany)	1,095	95,704
BHP Billiton Ltd. (Australia)	3,694	117,541
BHP Billiton PLC (United Kingdom)	2,375	69,120
Dow Chemical (The) Co.	1,822	68,143
E.I. du Pont de Nemours & Co.	1,375	77,853
Freeport-McMoRan Copper & Gold, Inc.	1,516	45,814
Glencore Xstrata PLC (Switzerland)*	12,724	60,180
H.B. Fuller Co.	414	15,438
Horsehead Holding Corp.*	2,300	27,301
KapStone Paper and Packaging Corp.	500	21,000
Linde AG (Germany)	227	43,652
Materion Corp.	900	26,460
Monsanto Co.	834	81,640
Newmont Mining Corp.	3,758	119,391
PolyOne Corp.	1,000	27,020
Rio Tinto PLC (United Kingdom)	1,473	66,495
Sensient Technologies Corp.	414	17,164
Sherwin-Williams (The) Co.	709	122,232
Syngenta AG (Switzerland)	111	43,520
Wausau Paper Corp.	2,300	25,231

		1,396,799

Communications - 9.5%
ADTRAN, Inc.	600	14,472
Amazon.com, Inc.*	667	187,414
Anixter International, Inc.*	308	25,736
ARRIS Group, Inc.*	1,314	20,590
AT&T, Inc.	8,631	291,986
Bankrate, Inc.*	900	15,480
BT Group PLC (United Kingdom)	9,079	45,769
Cisco Systems, Inc.	8,225	191,725
Comcast Corp., Class A	4,082	171,811
Consolidated Communications Holdings, Inc.	357	5,955
Deutsche Telekom AG (Germany)	3,506	44,910
Dice Holdings, Inc.*	2,800	23,324
DigitalGlobe, Inc.*	800	24,160
Discovery Communications, Inc., Class A*	1,594	123,551
Entravision Communications Corp., Class A	4,000	20,920
Facebook, Inc., Class A*	2,666	110,052
Finisar Corp.*	814	16,663
Google, Inc., Class A*	518	438,695
Harte-Hanks, Inc.	2,700	22,410
Leap Wireless International, Inc.*	1,470	22,315
News Corp., Class A*	7,800	122,460
Nielsen Holdings NV (Netherlands)	2,736	94,392
SoftBank Corp. (Japan)	1,114	70,231
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	3,576	42,033
Telefonica SA (Spain)*	5,168	70,181
Thomson Reuters Corp. (Canada)	1,285	42,114
Verizon Communications, Inc.	4,625	219,133
ViaSat, Inc.*	528	33,649
Vodafone Group PLC (United Kingdom)	58,955	188,434
Walt Disney (The) Co.	2,835	172,453

		2,873,018

Consumer, Cyclical - 8.5%
Adidas AG (Germany)	253	26,750
Alaska Air Group, Inc.	700	39,634
Bayerische Motoren Werke AG (Germany)	393	37,029
Bloomin’ Brands, Inc.*	1,400	31,500
Bob Evans Farms, Inc.	300	14,709
Brunswick Corp.	900	32,724
Cabela’s, Inc.*	800	52,424
Columbia Sportswear Co.	334	18,901
Cie Financiere Richemont SA (Switzerland)	610	57,955
Compass Group PLC (United Kingdom)	2,256	29,927
Cooper Tire & Rubber Co.	700	22,351
CVS Caremark Corp.	1,874	108,786
Daimler AG (Germany)	1,047	71,845
Dana Holding Corp.	1,399	29,323
Domino’s Pizza, Inc.	600	36,863
Fifth & Pacific Cos., Inc.*	1,200	28,608
Ford Motor Co.	5,907	95,634
Fred’s, Inc., Class A	1,700	26,571
General Motors Co.*	2,056	70,068
Genesco, Inc.*	300	18,504
Group 1 Automotive, Inc.	300	23,019
Hennes & Mauritz AB, Class B (Sweden)	1,092	40,122
Home Depot (The), Inc.	2,327	173,338
Honda Motor Co. Ltd. (Japan)	1,898	68,528
HSN, Inc.	600	32,316
Iconix Brand Group, Inc.*	600	19,692
Inditex SA (Spain)	264	34,944
Life Time Fitness, Inc.*	328	16,397
Lions Gate Entertainment Corp. (Canada)*	1,142	39,981
LVMH Moet Hennessy Louis Vuitton SA (France)	297	52,030
M/I Homes, Inc.*	1,200	22,476
Marriott Vacations Worldwide Corp.*	400	17,440
Men’s Wearhouse (The), Inc.	445	16,754
Mitsubishi Corp. (Japan)	1,493	28,009
Mobile Mini, Inc.*	500	15,190
NIKE, Inc., Class B	1,462	91,843
Nissan Motor Co. Ltd. (Japan)	2,670	26,568
Owens & Minor, Inc.	700	23,877
Republic Airways Holdings, Inc.*	2,200	24,574

Restoration Hardware Holdings, Inc.*	500	34,765
Ruby Tuesday, Inc.*	2,756	20,009
Saks, Inc.*	1,399	22,286
Six Flags Entertainment Corp.	928	30,633
Target Corp.	991	62,740
Toyota Motor Corp. (Japan)	3,130	189,360
UniFirst Corp.	200	19,176
W.W. Grainger, Inc.	477	117,986
Walgreen Co.	1,373	66,000
Wal-Mart Stores, Inc.	5,176	377,744
Wolverine World Wide, Inc.	500	28,125

		2,586,028

Consumer, Non-cyclical - 19.5%
ABM Industries, Inc.	600	14,490
Align Technology, Inc.*	743	32,358
Alkermes PLC (Ireland)*	1,400	44,450
Amgen, Inc.	1,158	126,153
AmSurg Corp.*	243	9,061
Anheuser-Busch InBev NV (Belgium)	996	92,646
Array BioPharma, Inc.*	4,800	26,928
AstraZeneca PLC (United Kingdom)	1,492	73,480
Avis Budget Group, Inc.*	1,100	29,447
Bayer AG (Germany)	998	110,849
Becton Dickinson and Co.	1,341	130,586
Boston Beer (The) Co., Inc., Class A*	200	42,368
Brink’s (The) Co.	500	12,915
British American Tobacco PLC (United Kingdom)	2,350	118,540
Cardinal Health, Inc.	2,325	116,901
Centene Corp.*	512	29,261
Coca-Cola Bottling Co. Consolidated	500	31,420
Coca-Cola (The) Co.	7,130	272,222
Convergys Corp.	1,000	17,630
CoStar Group, Inc.*	257	38,167
CSL Ltd. (Australia)	598	36,188
Cubist Pharmaceuticals, Inc.*	700	44,352
Danone SA (France)	702	52,272
Diageo PLC (United Kingdom)	2,956	90,427
Euronet Worldwide, Inc.*	500	17,175
FTI Consulting, Inc.*	314	10,500
Gilead Sciences, Inc.*	2,209	133,136
GlaxoSmithKline PLC (United Kingdom)	5,856	149,329
Hain Celestial Group (The), Inc.*	428	35,002
Hanger, Inc.*	228	7,002
Harris Teeter Supermarkets, Inc	491	24,133
Humana, Inc.	1,110	102,209
Impax Laboratories, Inc.*	800	16,304
Isis Pharmaceuticals, Inc.*	1,000	25,830
Japan Tobacco, Inc. (Japan)	1,300	44,156
Jazz Pharmaceuticals PLC (Ireland)*	600	52,614
JM Smucker (The) Co.	741	78,650
Johnson & Johnson	4,362	376,920
Live Nation Entertainment, Inc.*	1,865	31,444
L’Oreal SA (France)	297	49,557
Magellan Health Services, Inc.*	239	13,434
MAKO Surgical Corp.*	2,100	31,395
MasterCard, Inc., Class A	192	116,367
Merck & Co., Inc.	4,755	224,864
Molina Healthcare, Inc.*	400	13,356
Mondelez International, Inc., Class A	2,723	83,514
Monster Worldwide, Inc.*	4,900	22,050
Nestle SA (Switzerland)	3,854	252,874
Novartis AG (Switzerland)	2,758	201,118
Novo Nordisk A/S, Class B (Denmark)	490	81,866
NuVasive, Inc.*	500	11,760
Orexigen Therapeutics, Inc.*	4,400	30,184
Performant Financial Corp.*	2,600	28,158
Pfizer, Inc.	11,295	318,632
Pharmacyclics, Inc.*	500	55,750
Pilgrim’s Pride Corp.*	2,555	39,168
Procter & Gamble (The) Co.	4,295	334,537
Raptor Pharmaceutical Corp.*	2,500	33,850
Reckitt Benckiser Group PLC (United Kingdom)	813	55,247
Roche Holding AG (Switzerland)	867	216,272
SABMiller PLC (United Kingdom)	1,182	56,308
Sanofi (France)	1,488	142,953
Seaboard Corp.	11	29,480
Seattle Genetics, Inc.*	1,000	42,400
Select Medical Holdings Corp.	1,399	11,850
Snyder’s-Lance, Inc.	700	18,830
Sotheby’s	700	32,277
Spectrum Brands Holdings, Inc.	514	31,118
Takeda Pharmaceutical Co. Ltd. (Japan)	841	38,288
Tesco PLC (United Kingdom)	9,214	52,339
Teva Pharmaceutical Industries Ltd. (Israel)	1,039	39,992
Theravance, Inc.*	1,100	39,435
TreeHouse Foods, Inc.*	299	19,444
Unilever NV (Netherlands)	1,945	73,070
Unilever PLC (United Kingdom)	1,536	58,532
UnitedHealth Group, Inc.	1,646	118,084
WellCare Health Plans, Inc.*	500	31,835
WEX, Inc.*	400	32,012
Whole Foods Market, Inc.	2,422	127,761
Wright Medical Group, Inc.*	400	9,628

		5,917,104

Diversified - 0.1%
Hutchison Whampoa Ltd. (Hong Kong)	2,706	31,372

Energy - 8.3%
Apache Corp.	648	55,521
BG Group PLC (United Kingdom)	4,050	77,010
BP PLC (United Kingdom)	23,256	160,809
Cameron International Corp.*	1,703	96,713

Chevron Corp.	3,007	362,133
Continental Resources, Inc.*	1,231	113,572
CVR Energy, Inc.	871	37,296
Dril-Quip, Inc.*	335	34,173
ENI S.p.A (Italy)	3,030	69,199
Exxon Mobil Corp.	7,008	610,817
Gulfport Energy Corp.*	800	47,200
Helix Energy Solutions Group, Inc.*	928	23,228
Oasis Petroleum, Inc.*	857	33,594
Pioneer Natural Resources Co.	210	36,744
Royal Dutch Shell PLC, Class A (United Kingdom)	4,404	142,469
Schlumberger Ltd. (Netherland Antilles)	2,001	161,962
SolarCity Corp.*	800	25,072
Southwestern Energy Co.*	2,391	91,336
Statoil ASA (Norway)	1,307	28,703
Targa Resources Corp.	328	22,334
Total SA (France)	2,500	138,492
Valero Energy Corp.	3,854	136,933
Woodside Petroleum Ltd. (Australia)	760	25,826

		2,531,136

Financial - 20.0%
AIA Group Ltd. (Hong Kong)	14,278	62,695
Allianz SE (Germany)	540	77,364
American Express Co.	1,745	125,483
American International Group, Inc.*	2,294	106,579
American Tower Corp. REIT	639	44,404
AmTrust Financial Services, Inc.	770	27,504
Australia & New Zealand Banking Group Ltd. (Australia)	3,374	89,160
AXA SA (France)	2,044	44,533
Banco Bilbao Vizcaya Argentaria SA (Spain)	6,431	61,367
Banco Santander SA (Spain)	13,228	93,358
Bancorp (The), Inc.*	1,700	26,877
Bank of America Corp.	15,797	223,054
Barclays PLC (United Kingdom)	13,869	60,899
Berkshire Hathaway, Inc., Class B*	3,825	425,418
BNP Paribas SA (France)	1,197	75,011
Boston Properties, Inc. REIT	1,047	107,318
Charles Schwab (The) Corp.	2,108	44,015
Citigroup, Inc.	4,597	222,173
CNO Financial Group, Inc.	2,200	29,898
Commonwealth Bank of Australia (Australia)	1,958	126,940
Community Trust Bancorp, Inc.	700	26,404
Credit Acceptance Corp.*	228	24,521
Credit Suisse Group AG (Switzerland)*	1,713	49,377
Deutsche Bank AG (Germany) (a)	1,240	53,689
DFC Global Corp.*	1,900	21,470
Dime Community Bancshares, Inc.	1,600	25,472
Dynex Capital, Inc. REIT	2,700	21,681
EastGroup Properties, Inc. REIT	300	16,860
EPR Properties REIT	500	24,490
Equity One, Inc. REIT	1,100	23,386
Financial Engines, Inc.	500	26,725
First American Financial Corp.	1,100	22,990
First Financial Bankshares, Inc.	300	17,250
FirstMerit Corp.	1,700	35,972
General Growth Properties, Inc. REIT	6,453	123,770
Geo Group (The), Inc. REIT	689	21,504
Glimcher Realty Trust REIT	1,500	14,850
Goldman Sachs Group (The), Inc.	699	106,339
Hancock Holding Co.	757	24,338
Hanmi Financial Corp.	1,600	26,128
Health Care REIT, Inc.	1,978	121,528
Healthcare Realty Trust, Inc. REIT	1,000	22,490
Higher One Holdings, Inc.*	2,400	17,808
Highwoods Properties, Inc. REIT	799	26,990
HSBC Holdings PLC (United Kingdom)	21,405	224,237
ING Groep NV (Netherlands)*	4,545	49,347
Investors Bancorp, Inc.	1,200	24,984
JPMorgan Chase & Co.	5,883	297,267
Kite Realty Group Trust REIT	4,500	25,965
LaSalle Hotel Properties REIT	1,000	26,530
Lexington Realty Trust REIT	2,100	24,612
Lloyds Banking Group PLC (United Kingdom)*	50,303	56,556
MarketAxess Holdings, Inc.	400	20,304
MetLife, Inc.	1,712	79,077
Mitsubishi Estate Co. Ltd. (Japan)	2,000	52,146
Mitsubishi UFJ Financial Group, Inc. (Japan)	14,063	82,500
Mizuho Financial Group, Inc. (Japan)	25,171	51,273
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	218	39,732
National Australia Bank Ltd. (Australia)	2,879	83,152
National Health Investors, Inc. REIT	300	16,470
Nationstar Mortgage Holdings, Inc.*	900	44,730
Ocwen Financial Corp.*	1,285	64,815
OMEGA Healthcare Investors, Inc. REIT	1,091	30,984
Piper Jaffray Cos.*	900	29,259
Portfolio Recovery Associates, Inc.*	600	31,824
Prospect Capital Corp.	2,600	28,782
Prosperity Bancshares, Inc.	600	35,880
Prudential PLC (United Kingdom)	3,051	50,969
PS Business Parks, Inc. REIT	157	11,409
RLJ Lodging Trust REIT	1,300	29,874
Roma Financial Corp.*	1,400	25,144
Ryman Hospitality Properties REIT	481	15,892
Sandy Spring Bancorp, Inc.	1,100	24,585
Simon Property Group, Inc. REIT	491	71,504
Sovran Self Storage, Inc. REIT	257	17,031
Standard Chartered PLC (United Kingdom)	2,863	63,934
Starwood Property Trust, Inc. REIT	1,714	42,730
Stifel Financial Corp.*	700	28,014
Strategic Hotels & Resorts, Inc. REIT*	2,200	17,842
Sumitomo Mitsui Financial Group, Inc. (Japan)	1,501	66,500
Sun Communities, Inc. REIT	400	17,188
Susquehanna Bancshares, Inc.	1,900	23,959
T. Rowe Price Group, Inc.	1,734	121,622

Travelers (The) Cos., Inc.	585	46,742
Two Harbors Investment Corp. REIT	3,956	37,622
U.S. Bancorp	2,967	107,198
UBS AG (Switzerland)*	4,281	82,910
United Community Banks, Inc.*	1,900	27,702
Universal Health Realty Income Trust REIT	600	24,066
Visa, Inc., Class A	1,244	216,978
Webster Financial Corp.	900	23,814
Wells Fargo & Co.	8,190	336,444
Westpac Banking Corp. (Australia)	3,784	105,720
Zurich Insurance Group AG (Switzerland)*	177	44,057

		6,071,958

Industrial - 9.1%
A.O. Smith Corp.	856	35,995
ABB Ltd. (Switzerland)*	2,616	55,950
Acuity Brands, Inc.	366	31,293
Barnes Group, Inc.	600	18,762
Boeing (The) Co.	1,208	125,535
Brady Corp., Class A	500	16,500
Bristow Group, Inc.	343	22,535
Caterpillar, Inc.	1,019	84,108
Chart Industries, Inc.*	243	27,746
Comfort Systems USA, Inc.	1,800	27,180
CSX Corp.	1,538	37,850
Darling International, Inc.*	1,114	22,536
Deutsche Post AG (Germany)	1,036	29,931
Eagle Materials, Inc.	500	32,080
East Japan Railway Co. (Japan)	328	25,188
Eaton Corp. PLC (Ireland)	756	47,870
EMCOR Group, Inc.	585	21,990
Emerson Electric Co.	1,115	67,312
EnerSys	433	22,204
European Aeronautic Defence and Space Co. NV (France)	702	40,457
FANUC Corp. (Japan)	141	21,555
Federal Signal Corp.*	2,700	31,509
FEI Co.	328	25,676
Generac Holdings, Inc.	700	27,713
General Dynamics Corp.	543	45,205
General Electric Co.	16,609	384,333
Genesee & Wyoming, Inc., Class A*	514	44,502
Graphic Packaging Holding Co.*	3,298	27,406
Hexcel Corp.*	1,028	36,566
Hitachi Ltd. (Japan)	4,997	30,180
Ingersoll-Rand PLC (Ireland)	2,012	118,989
Jacobs Engineering Group, Inc.*	890	51,870
Koninklijke Philips NV (Netherlands)	1,088	33,634
Louisiana-Pacific Corp.*	1,300	19,448
Middleby (The) Corp.*	171	31,796
Moog, Inc., Class A*	500	25,400
Newport Corp.*	1,900	29,146
NL Industries, Inc.	2,500	27,325
Norfolk Southern Corp.	489	35,286
Old Dominion Freight Line, Inc.*	900	39,078
PHI, Inc.*	800	28,064
Rolls-Royce Holdings PLC (United Kingdom)*	2,215	38,170
Schneider Electric SA (France)	651	49,817
Siemens AG (Germany)	940	99,500
Stanley Black & Decker, Inc.	1,102	93,957
Union Pacific Corp.	734	112,699
United Parcel Service, Inc., Class B	1,536	131,451
United Technologies Corp.	1,380	138,138
Vinci SA (France)	555	28,658
Waste Management, Inc.	3,208	129,731
Watts Water Technologies, Inc., Class A	400	20,724
Woodward, Inc.	657	25,334

		2,775,882

Technology - 11.1%
3D Systems Corp.*	1,000	51,400
Activision Blizzard, Inc.	7,442	121,453
Apple, Inc.	1,410	686,741
ASML Holding NV (Netherlands)	389	34,091
Aspen Technology, Inc.*	857	28,650
athenahealth, Inc.*	228	24,052
CACI International, Inc., Class A*	222	14,963
Canon, Inc. (Japan)	1,342	40,293
Cognizant Technology Solutions Corp., Class A*	1,891	138,610
CommVault Systems, Inc.*	414	34,706
Computer Programs & Systems, Inc.	500	27,480
EMC Corp.	3,185	82,109
Fidelity National Information Services, Inc.	2,002	89,009
First Solar, Inc.*	1,000	36,720
Guidewire Software, Inc.*	600	27,576
InnerWorkings, Inc.*	2,500	25,675
Intel Corp.	8,127	178,632
International Business Machines Corp.	1,776	323,713
International Rectifier Corp.*	700	16,716
Mentor Graphics Corp.	1,085	24,044
Micron Technology, Inc.*	7,750	105,168
Microsemi Corp.*	857	22,059
Microsoft Corp.	14,960	499,664
MKS Instruments, Inc.	500	12,525
Oracle Corp.	7,337	233,757
PDF Solutions, Inc.*	1,300	25,805
PTC, Inc.*	1,105	28,807
QLIK Technologies, Inc.*	814	26,691
QUALCOMM, Inc.	2,746	182,005
SAP AG (Germany)	1,145	84,638
SciQuest, Inc.*	1,200	24,960
SS&C Technologies Holdings, Inc.*	800	28,312
SYNNEX Corp.*	343	16,296
Syntel, Inc.	328	23,573
Ultimate Software Group, Inc.*	257	36,034
Veeco Instruments, Inc.*	328	11,519

		3,368,446

Utilities - 1.5%
Centrica PLC (United Kingdom)	6,075	36,330
Cleco Corp.	600	27,096
Dominion Resources, Inc.	898	52,399
E.ON SE (Germany)	2,289	36,243
GDF Suez (France)	1,602	34,723
National Grid PLC (United Kingdom)	4,448	51,181
NextEra Energy, Inc.	667	53,600
Piedmont Natural Gas Co., Inc.	767	24,743
PPL Corp.	4,114	126,299
South Jersey Industries, Inc.	400	23,104

		465,718

TOTAL COMMON STOCKS
(Cost $24,875,931)		28,017,461

PREFERRED STOCKS - 0.1%
Consumer, Cyclical - 0.1%
Volkswagen AG (Germany)	165	37,530

Industrial - 0.0% (b)
Rolls-Royce Holdings PLC, Class C (United Kingdom)*	273,581	424

TOTAL PREFERRED STOCKS
(Cost $35,900)		37,954

	Principal Amount	Value
CORPORATE BONDS - 3.1%
Basic Materials - 0.1%
BHP Billiton Finance USA Ltd. (Australia)
4.125%, 2/24/42	$5,000	4,595
Ecolab, Inc.
5.50%, 12/08/41	17,000	18,332
Rio Tinto Finance USA PLC (United Kingdom)
4.125%, 8/21/42	18,000	15,096

		38,023

Communications - 0.2%
Corning, Inc.
4.75%, 3/15/42	5,000	4,938
Discovery Communications LLC
4.95%, 5/15/42	13,000	12,133
Viacom, Inc.
4.50%, 2/27/42	13,000	10,863
Vodafone Group PLC (United Kingdom)
4.375%, 2/19/43	19,000	16,911
Walt Disney (The) Co., Series E
4.125%, 12/01/41	20,000	18,929

		63,774

Consumer, Cyclical - 0.2%
Home Depot (The), Inc.
4.20%, 4/01/43	23,000	21,485
Lowe’s Cos., Inc.
5.125%, 11/15/41	13,000	13,584
McDonald’s Corp., MTN
3.70%, 2/15/42	17,000	14,879

		49,948

Consumer, Non-cyclical - 0.8%
AbbVie, Inc.
4.40%, 11/06/42	21,000	19,688
Amgen, Inc.
5.15%, 11/15/41	24,000	23,440
Anheuser-Busch InBev Worldwide, Inc.
3.75%, 7/15/42	15,000	13,192
Cigna Corp.
5.375%, 2/15/42	16,000	17,048
Diageo Investment Corp.
4.25%, 5/11/42	18,000	16,730
General Mills, Inc.
5.40%, 6/15/40	5,000	5,465
Gilead Sciences, Inc.
5.65%, 12/01/41	8,000	8,878
Kimberly-Clark Corp.
5.30%, 3/01/41	13,000	14,565
Kraft Foods Group, Inc.
5.00%, 6/04/42	17,000	16,744
Medtronic, Inc.
4.50%, 3/15/42	20,000	19,590
PepsiCo, Inc.
4.00%, 3/05/42	5,000	4,490
Pfizer, Inc.
4.30%, 6/15/43	27,000	25,733
Philip Morris International, Inc.
4.50%, 3/20/42	18,000	16,952
UnitedHealth Group, Inc.
4.625%, 11/15/41	8,000	7,724
WellPoint, Inc.
4.625%, 5/15/42	8,000	7,419
Zoetis, Inc.- 144A
4.70%, 2/01/43	21,000	19,849

		237,507

Energy - 0.3%
Apache Corp.
4.75%, 4/15/43	5,000	4,845
Baker Hughes, Inc.
5.125%, 9/15/40	20,000	21,453
Devon Energy Corp.
4.75%, 5/15/42	22,000	20,346
Enterprise Products Operating LLC
4.85%, 8/15/42	33,000	31,662
Halliburton Co.
4.50%, 11/15/41	5,000	4,860
Plains All American Pipeline LP / PAA Finance Corp.
5.15%, 6/01/42	5,000	5,105
Statoil ASA (Norway)
5.10%, 8/17/40	10,000	10,560

		98,831

Financial - 0.3%
Berkshire Hathaway Finance Corp.
4.40%, 5/15/42	23,000	21,472
Rabobank (Netherlands)
5.25%, 5/24/41	25,000	26,007
Simon Property Group LP
4.75%, 3/15/42	13,000	12,452
Travelers (The) Cos., Inc.
5.35%, 11/01/40	24,000	26,853

		86,784

Government - 0.1%
Inter-American Development Bank, Series E, MTN (Supranational)
3.875%, 10/28/41	19,000	17,965

Industrial - 0.4%
Caterpillar, Inc.
5.20%, 5/27/41	10,000	10,771

Deere & Co.
3.90%, 6/09/42	20,000	17,896
Dover Corp.
5.375%, 3/01/41	5,000	5,534
Illinois Tool Works, Inc.
4.875%, 9/15/41	5,000	5,072
Koninklijke Philips NV (Netherlands)
5.00%, 3/15/42	5,000	5,015
Lockheed Martin Corp.
4.07%, 12/15/42	30,000	26,617
Norfolk Southern Corp.
4.837%, 10/01/41	29,000	28,591
7.90%, 5/15/97	6,000	8,323
Union Pacific Corp.
4.75%, 9/15/41	6,000	6,065
United Technologies Corp.
4.50%, 6/01/42	18,000	17,798

		131,682

Technology - 0.1%
Apple, Inc.
3.85%, 5/04/43	27,000	23,192
Intel Corp.
4.80%, 10/01/41	5,000	4,924
Microsoft Corp.
4.50%, 10/01/40	11,000	10,731

		38,847

Utilities - 0.6%
Arizona Public Service Co.
5.05%, 9/01/41	13,000	13,642
Atmos Energy Corp.
5.50%, 6/15/41	20,000	22,036
Consolidated Edison Co. of New York, Inc.
3.95%, 3/01/43	24,000	21,639
Florida Power & Light Co.
5.25%, 2/01/41	12,000	13,288
Georgia Power Co.
4.30%, 3/15/42	12,000	11,003
Nevada Power Co.
5.45%, 5/15/41	13,000	14,653
Oklahoma Gas & Electric Co.
5.25%, 5/15/41	10,000	10,912
Public Service Electric & Gas Co.
3.65%, 9/01/42	23,000	20,087

Puget Sound Energy, Inc.
4.434%, 11/15/41	17,000	16,452
San Diego Gas & Electric Co.
3.95%, 11/15/41	12,000	11,114
Southern California Gas Co.
5.125%, 11/15/40	12,000	13,310
Southern Power Co.
5.15%, 9/15/41	13,000	13,038

		181,174

TOTAL CORPORATE BONDS
(Cost $1,017,673)		944,535

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS - 3.8%
United States Treasury Bonds/Notes - 3.8%
4.50%, 2/15/36	66,200	76,461
4.75%, 2/15/37	107,000	127,898
4.375%, 11/15/39	191,200	216,773
4.625%, 2/15/40	86,700	102,116
4.375%, 5/15/40	75,800	85,909
3.875%, 8/15/40	84,800	88,536
4.75%, 2/15/41	68,500	82,270
4.375%, 5/15/41	178,400	202,136
3.125%, 2/15/42	177,100	159,902

		1,142,001

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS
(Cost $1,163,734)		1,142,001

SOVEREIGN BONDS - 0.3%
United Mexican States, MTN (Mexico)
4.75%, 3/08/44	37,000	32,430
Tennessee Valley Authority
4.875%, 1/15/48	54,000	54,859

TOTAL SOVEREIGN BONDS
(Cost $91,956)		87,289

TOTAL INVESTMENTS - 99.5%
(Cost $27,185,194) (c)		$30,229,240
Other assets less liabilities - 0.5%		142,994

NET ASSETS - 100.0%		$30,372,234

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

*	Non-income producing security.
144A -	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2013 the aggregate value of this security amounted to $19,849 or 0.1% of net assets.
(a)	Affiliated company. The Advisor is a wholly-owned subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund. The table below shows the transactions in and earnings from investments in Deutsche Bank AG Securities for the three months ended August 31, 2013.

	5/31/2013	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/ (Loss)	Fair Value 8/31/2013
Deutsche Bank AG (Common Stock)	$62,080	$—	$(3,873)	$(380)	$(4,138)	$53,689

(b)	Less than 0.1%.
(c)	At August 31, 2013, the aggregate cost of investments for Federal income tax purposes was $27,199,500. The net unrealized appreciation was $3,029,740 which consisted of aggregate gross unrealized appreciation of $4,665,204 and aggregate gross unrealized depreciation of $1,635,464.

SCHEDULE OF INVESTMENTS

db X-trackers In-Target Date Fund

August 31, 2013 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 31.5%
Basic Materials - 1.6%
Air Liquide SA (France)	58	$7,628
Air Products & Chemicals, Inc.	176	17,977
Axiall Corp.	100	4,003
BASF SE (Germany)	150	13,110
BHP Billiton Ltd. (Australia)	487	15,496
BHP Billiton PLC (United Kingdom)	311	9,051
Dow Chemical (The) Co.	233	8,714
E.I. du Pont de Nemours & Co.	181	10,248
Freeport-McMoRan Copper & Gold, Inc.	234	7,071
Glencore Xstrata PLC (Switzerland)*	1,636	7,738
H.B.Fuller Co.	100	3,729
Horsehead Holding Corp.*	300	3,561
KapStone Paper and Packaging Corp.	100	4,200
Linde AG (Germany)	29	5,577
Materion Corp.	100	2,940
Monsanto Co.	100	9,789
Newmont Mining Corp.	470	14,932
PolyOne Corp.	100	2,702
Rio Tinto PLC (United Kingdom)	191	8,622
Sherwin-Williams (The) Co.	87	14,999
Syngenta AG (Switzerland)	16	6,273
Wausau Paper Corp.	300	3,291

		181,651

Communications - 3.3%
ADTRAN, Inc.	100	2,412
Amazon.com, Inc.*	86	24,164
ARRIS Group, Inc.*	200	3,134
AT&T, Inc.	1,088	36,807
Bankrate, Inc.*	100	1,720
BT Group PLC (United Kingdom)	1,213	6,115
Cisco Systems, Inc.	1,028	23,962
Comcast Corp., Class A	507	21,339
Deutsche Telekom AG (Germany)	518	6,635
Dice Holdings, Inc.*	400	3,332
DigitalGlobe Inc.*	100	3,020
Discovery Communications, Inc., Class A*	201	15,580
Entravision Communications Corp., Class A	500	2,615
Facebook, Inc., Class A*	346	14,283
Finisar Corp.*	200	4,094
Google, Inc., Class A*	65	55,048
Harte-Hanks, Inc.	300	2,490
Leap Wireless International, Inc.*	500	7,590
News Corp., Class A*	1,000	15,700
Nielsen Holdings NV (Netherlands)	330	11,385
SoftBank Corp. (Japan)	100	6,304
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	456	5,360
Telefonica SA (Spain)*	628	8,528
Thomson Reuters Corp. (Canada)	164	5,375
Verizon Communications, Inc.	576	27,291

ViaSat, Inc.*	100	6,373
Vodafone Group PLC (United Kingdom)	7,381	23,592
Walt Disney (The) Co.	350	21,291

		365,539

Consumer, Cyclical - 2.9%
Adidas AG (Germany)	32	3,383
Alaska Air Group, Inc.	100	5,662
Bayerische Motoren Werke AG (Germany)	65	6,124
Bloomin’ Brands, Inc.*	200	4,500
Brunswick Corp.	100	3,636
Cabela’s, Inc.*	100	6,553
Cie Financiere Richemont SA (Switzerland)	77	7,316
Columbia Sportswear Co.	23	1,302
Compass Group PLC (United Kingdom)	307	4,072
Cooper Tire & Rubber Co.	100	3,193
CVS Caremark Corp.	235	13,642
Daimler AG (Germany)	137	9,401
Dana Holding Corp.	200	4,192
Domino’s Pizza, Inc.	100	6,144
Fifth & Pacific Cos., Inc.*	100	2,384
Ford Motor Co.	734	11,883
Fred’s, Inc., Class A	200	3,126
General Motors Co.*	260	8,861
Hennes & Mauritz AB, Class B (Sweden)	130	4,776
Home Depot (The), Inc.	295	21,974
Honda Motor Co. Ltd. (Japan)	272	9,821
HSN, Inc.	100	5,386
Iconix Brand Group, Inc.*	100	3,282
Inditex SA (Spain)	18	2,383
Life Time Fitness, Inc.*	100	4,999
Lions Gate Entertainment Corp. (Canada)*	200	7,002
LVMH Moet Hennessy Louis Vuitton SA (France)	37	6,482
M/I Homes, Inc.*	100	1,873
Men’s Wearhouse, (The), Inc.	75	2,824
Mitsubishi Corp. (Japan)	166	3,114
Mobile Mini, Inc.*	100	3,038
NIKE, Inc., Class B	200	12,563
Nissan Motor Co. Ltd. (Japan)	300	2,985
Owens & Minor, Inc.	100	3,411
Republic Airways Holdings, Inc.*	300	3,351
Restoration Hardware Holdings, Inc.*	100	6,953
Ruby Tuesday, Inc.*	200	1,452
Saks, Inc.*	250	3,983
Six Flags Entertainment Corp.	100	3,301
Target Corp.	134	8,483
Toyota Motor Corp. (Japan)	420	25,410

W.W. Grainger, Inc.	59	14,594
Walgreen Co.	176	8,460
Wal-Mart Stores, Inc.	647	47,219
Wolverine World Wide, Inc.	100	5,625

		330,118

Consumer, Non-cyclical - 6.7%
ABM Industries, Inc.	100	2,415
Align Technology, Inc.*	100	4,355
Alkermes PLC (Ireland)*	200	6,350
Amgen, Inc.	147	16,014
Anheuser-Busch InBev NV (Belgium)	122	11,348
Array BioPharma, Inc.*	600	3,366
AstraZeneca PLC (United Kingdom)	204	10,047
Avis Budget Group, Inc.*	100	2,677
Bayer AG (Germany)	132	14,661
Becton Dickinson and Co.	172	16,749
British American Tobacco PLC (United Kingdom)	319	16,091
Cardinal Health, Inc.	292	14,683
Centene Corp.*	100	5,715
Coca-Cola Bottling Co. Consolidated	100	6,284
Coca-Cola (The) Co.	892	34,057
Convergys Corp.	100	1,763
CSL Ltd. (Australia)	77	4,660
Cubist Pharmaceuticals, Inc.*	100	6,336
Danone SA (France)	87	6,478
Diageo PLC (United Kingdom)	337	10,309
Euronet Worldwide, Inc.*	100	3,435
Gilead Sciences, Inc.*	287	17,297
GlaxoSmithKline PLC (United Kingdom)	729	18,590
Hain Celestial Group (The), Inc.*	100	8,178
Hanger, Inc.*	100	3,071
Harris Teeter Supermarkets, Inc.	86	4,227
Humana, Inc.	138	12,707
Isis Pharmaceuticals, Inc.*	100	2,583
Japan Tobacco, Inc. (Japan)	200	6,793
Jazz Pharmaceuticals PLC (Ireland)*	100	8,769
JM Smucker (The) Co.	94	9,977
Johnson & Johnson	551	47,612
Live Nation Entertainment, Inc.*	300	5,058
L’Oreal SA (France)	37	6,174
Magellan Health Services, Inc.*	69	3,878
MAKO Surgical Corp.*	300	4,485
MasterCard, Inc., Class A	23	13,940
Merck & Co., Inc.	595	28,138
Molina Healthcare, Inc.*	100	3,339
Mondelez International, Inc., Class A	346	10,612
Monster Worldwide, Inc.*	600	2,700
Nestle SA (Switzerland)	487	31,953
Novartis AG (Switzerland)	346	25,231
Novo Nordisk A/S, Class B (Denmark)	70	11,695
Orexigen Therapeutics, Inc.*	500	3,430
Performant Financial Corp.*	300	3,249
Pfizer, Inc.	1,415	39,917
Pharmacyclics, Inc.*	100	11,150
Pilgrim’s Pride Corp.*	300	4,599
Procter & Gamble (The) Co.	535	41,671
Raptor Pharmaceutical Corp.*	300	4,062
Reckitt Benckiser Group PLC (United Kingdom)	88	5,980
Roche Holding AG (Switzerland)	107	26,691
SABMiller PLC (United Kingdom)	151	7,193
Sanofi (France)	186	17,869
Seaboard Corp.	1	2,680
Seattle Genetics, Inc.*	134	5,682
Snyder’s-Lance, Inc.	100	2,690
Sotheby’s	100	4,611
Spectrum Brands Holdings, Inc.	100	6,054
Takeda Pharmaceutical Co. Ltd. (Japan)	107	4,871
Tesco PLC (United Kingdom)	1,329	7,549
Teva Pharmaceutical Industries Ltd. (Israel)	125	4,811
Theravance, Inc.*	100	3,585
TreeHouse Foods, Inc.*	50	3,252
Unilever NV (Netherlands)	244	9,167
Unilever PLC (United Kingdom)	175	6,669
UnitedHealth Group, Inc.	199	14,276
WellCare Health Plans, Inc.*	100	6,367
Whole Foods Market, Inc.	307	16,194

		749,069

Diversified - 0.0% (b)
Hutchison Whampoa Ltd. (Hong Kong)	338	3,919

Energy - 2.9%
Apache Corp.	82	7,026
BG Group PLC (United Kingdom)	571	10,857
BP PLC (United Kingdom)	3,015	20,848
Cameron International Corp.*	211	11,983
Chevron Corp.	380	45,763
Continental Resources, Inc.*	155	14,300
CVR Energy, Inc.	100	4,282
Dril-Quip, Inc.*	50	5,101
Eni S.p.A (Italy)	414	9,455
Exxon Mobil Corp.	882	76,875
Gulfport Energy Corp.*	100	5,900
Helix Energy Solutions Group, Inc.*	100	2,503
Oasis Petroleum, Inc.*	100	3,920
Pioneer Natural Resources Co.	26	4,549
Royal Dutch Shell PLC, Class A (United Kingdom)	554	17,922
Schlumberger Ltd. (Netherland Antilles)	255	20,639
SolarCity Corp.*	100	3,134
Southwestern Energy Co.*	290	11,078
Statoil ASA (Norway)	179	3,931
Targa Resources Corp.	100	6,809
Total SA (France)	320	17,727

Valero Energy Corp.	492	17,481
Woodside Petroleum Ltd. (Australia)	139	4,724

		326,807

Financial - 6.8%
AIA Group Ltd. (Hong Kong)	1,760	7,728
Allianz SE (Germany)	63	9,026
American Express Co.	219	15,748
American International Group, Inc.*	294	13,659
American Tower Corp. REIT	76	5,281
Amtrust Financial Services, Inc.	110	3,929
Australia & New Zealand Banking Group Ltd. (Australia)	446	11,786
AXA SA (France)	258	5,621

Banco Bilbao Vizcaya Argentaria SA (Spain)	875	8,350
Banco Santander SA (Spain)	1,612	11,377
Bancorp (The), Inc.*	200	3,162
Bank of America Corp.	2,102	29,680
Barclays PLC (United Kingdom)	1,791	7,864
Berkshire Hathaway, Inc., Class B*	483	53,720
BNP Paribas SA (France)	151	9,463
Boston Properties, Inc. REIT	130	13,325
Charles Schwab (The) Corp.	259	5,408
Citigroup, Inc.	597	28,853
CNO Financial Group, Inc.	300	4,077
Commonwealth Bank of Australia (Australia)	247	16,013
Community Trust Bancorp, Inc.	100	3,772
Credit Acceptance Corp.*	50	5,378
Credit Suisse Group AG (Switzerland)*	218	6,284
Deutsche Bank AG (Germany) (a)	151	6,538
DFC Global Corp.*	200	2,260
Dime Community Bancshares, Inc.	200	3,184
Dynex Capital, Inc. REIT	300	2,409
EPR Properties REIT	100	4,898
Equity One, Inc. REIT	154	3,274
Financial Engines, Inc.	100	5,345
First American Financial Corp.	100	2,090
FirstMerit Corp.	200	4,232
General Growth Properties, Inc. REIT	820	15,729
Geo Group (The), Inc. REIT	92	2,871
Glimcher Realty Trust REIT	200	1,980
Goldman Sachs Group (The), Inc.	90	13,692
Hancock Holding Co.	100	3,215
Hanmi Financial Corp.	200	3,266
Health Care REIT, Inc.	246	15,114
Healthcare Realty Trust, Inc. REIT	100	2,249
Higher One Holdings, Inc.*	300	2,226
Highwoods Properties, Inc. REIT	97	3,277
HSBC Holdings PLC (United Kingdom)	2,737	28,672
ING Groep NV (Netherlands)*	568	6,167
Investors Bancorp, Inc.	100	2,082
JPMorgan Chase & Co.	741	37,443
Kite Realty Group Trust REIT	600	3,462
LaSalle Hotel Properties REIT	100	2,653
Lexington Realty Trust REIT	300	3,516
Lloyds Banking Group PLC (United Kingdom)*	6,709	7,543
MetLife, Inc.	211	9,746
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,692	9,926
Mizuho Financial Group, Inc. (Japan)	3,027	6,166
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	20	3,645
National Australia Bank Ltd. (Australia)	386	11,149
Nationstar Mortgage Holdings, Inc.*	100	4,970
Ocwen Financial Corp.*	200	10,088
OMEGA Healthcare Investors, Inc. REIT	146	4,146
Piper Jaffray Cos.*	100	3,251
Prospect Capital Corp.	300	3,321
Prosperity Bancshares, Inc.	100	5,980
Prudential PLC (United Kingdom)	411	6,866
RLJ Lodging Trust REIT	200	4,596
Roma Financial Corp.*	200	3,592
Ryman Hospitality Properties REIT	113	3,734
Sandy Spring Bancorp, Inc.	100	2,235
Simon Property Group, Inc. REIT	61	8,883
Standard Chartered PLC (United Kingdom)	415	9,267
Starwood Property Trust, Inc. REIT	200	4,986
Stifel Financial Corp.*	100	4,002
Strategic Hotels & Resorts, Inc. REIT*	300	2,433
Sumitomo Mitsui Financial Group, Inc. (Japan)	222	9,836
Susquehanna Bancshares, Inc.	200	2,522
T. Rowe Price Group, Inc.	234	16,412
Travelers (The) Cos., Inc.	75	5,993
Two Harbors Investment Corp. REIT	500	4,755
U.S. Bancorp.	400	14,452
UBS AG (Switzerland)*	553	10,710
United Community Banks, Inc.*	300	4,374
Universal Health Realty Income Trust REIT	100	4,011
Visa, Inc., Class A	156	27,210
Webster Financial Corp.	100	2,646
Wells Fargo & Co.	1,069	43,914
Westpac Banking Corp. (Australia)	516	14,416
Zurich Financial Services AG (Switzerland)*	20	4,978

		758,102

Industrial - 3.0%
A.O. Smith Corp.	134	5,635
ABB Ltd. (Switzerland)*	315	6,737
Acuity Brands, Inc.	50	4,275
Barnes Group, Inc.	100	3,127
Boeing (The) Co.	149	15,484
Brady Corp., Class A	100	3,300
Caterpillar, Inc.	128	10,565
Comfort Systems USA, Inc.	200	3,020
CSX Corp.	199	4,897
Darling International, Inc.*	100	2,023
Deutsche Post AG (Germany)	132	3,814
Eagle Materials, Inc.	100	6,416
Eaton Corp. PLC (Ireland)	94	5,952
EMCOR Group, Inc.	100	3,759
Emerson Electric Co.	139	8,392
EnerSys	67	3,436
European Aeronautic Defence and Space Co. NV (France)	89	5,129
Federal Signal Corp.*	300	3,501
Generac Holdings, Inc.	100	3,959
General Dynamics Corp.	83	6,910
General Electric Co.	2,052	47,482
Genesee & Wyoming, Inc., Class A*	67	5,801
Graphic Packaging Holding Co.*	600	4,986
Hexcel Corp.*	100	3,557
Hitachi Ltd. (Japan)	1,000	6,040
Ingersoll-Rand PLC (Ireland)	252	14,903
Jacobs Engineering Group, Inc.*	113	6,585
Koninklijke Philips NV (Netherlands)	142	4,390
Louisiana-Pacific Corp.*	200	2,992
Moog, Inc., Class A*	100	5,080
Newport Corp.*	200	3,068
NL Industries, Inc.	300	3,279
Norfolk Southern Corp.	63	4,546
Old Dominion Freight Line, Inc.*	100	4,342
PHI, Inc.*	100	3,508
Rolls-Royce Holdings PLC (United Kingdom)*	314	5,411
Schneider Electric SA (France)	98	7,499
Siemens AG (Germany)	121	12,808
Stanley Black & Decker, Inc.	138	11,766
Union Pacific Corp.	100	15,354
United Parcel Service, Inc., Class B	183	15,661
United Technologies Corp.	176	17,618
Vinci SA (France)	70	3,615
Waste Management, Inc.	402	16,257
Woodward, Inc.	100	3,856

		340,735

Technology - 3.8%
3D Systems Corp.*	100	5,140
Activision Blizzard, Inc.	933	15,227
Apple, Inc.	178	86,695
ASML Holding NV (Netherlands)	47	4,119
Aspen Technology, Inc.*	100	3,343
Canon, Inc. (Japan)	200	6,005
Cognizant Technology Solutions Corp., Class A*	238	17,445
CommVault Systems, Inc.*	100	8,383
Computer Programs & Systems, Inc.	100	5,496
EMC Corp.	414	10,673
Fidelity National Information Services, Inc.	248	11,026
First Solar, Inc.*	100	3,672
Guidewire Software, Inc.*	100	4,596
InnerWorkings, Inc.*	300	3,081
Intel Corp.	1,029	22,618

International Business Machines Corp.	225	41,011
International Rectifier Corp.*	100	2,388
Mentor Graphics Corp.	200	4,432
Micron Technology, Inc.*	1,044	14,167
Microsemi Corp.*	134	3,449
Microsoft Corp.	1,856	61,990
MKS Instruments, Inc.	100	2,505
Oracle Corp.	930	29,630
PDF Solutions, Inc.*	200	3,970
PTC, Inc.*	130	3,389
QLIK Technologies, Inc.*	134	4,394
QUALCOMM, Inc.	353	23,397
SAP AG (Germany)	157	11,605
SciQuest, Inc.*	100	2,080
SS&C Technologies Holdings, Inc.*	100	3,539
Syntel, Inc.	100	7,187
Ultimate Software Group, Inc.*	29	4,066

		430,718

Utilities - 0.5%
Centrica PLC (United Kingdom)	834	4,988
Cleco Corp.	100	4,516
Dominion Resources, Inc.	100	5,835
E.ON SE (Germany)	320	5,067
GDF Suez (France)	238	5,159
National Grid PLC (United Kingdom)	557	6,408
NextEra Energy, Inc.	85	6,831
Piedmont Natural Gas Co., Inc.	118	3,807
PPL Corp.	528	16,209

		58,820

TOTAL COMMON STOCKS
(Cost $3,006,538)		3,545,478

PREFERRED STOCKS - 0.0% (b)
Consumer, Cyclical - 0.0% (b)
Volkswagen AG (Germany)	21	4,776

Industrial - 0.0% (b)
Rolls-Royce Holdings PLC, Class C (United Kingdom)*	37,366	58

TOTAL PREFERRED STOCKS
(Cost $4,550)		4,834

	Principal Amount	Value
CORPORATE BONDS - 37.7%
Basic Materials - 0.6%
BHP Billiton Finance USA Ltd. (Australia)
1.00%, 2/24/15	$68,000	$68,489

Communications - 2.0%
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 2/01/14	84,000	85,612
Orange SA (France)
4.375%, 7/08/14	37,000	38,105
Telefonica Emisiones S.A.U. (Spain)
4.949%, 1/15/15	10,000	10,422
Time Warner Cable, Inc.
7.50%, 4/01/14	51,000	52,905
Verizon Communications, Inc.
1.25%, 11/03/14	38,000	38,260

		225,304

Consumer, Non-cyclical - 3.0%
Boston Scientific Corp.
4.50%, 1/15/15	51,000	53,622
Express Scripts Holding Co.
2.75%, 11/21/14	37,000	37,845
Novartis Capital Corp.
2.90%, 4/24/15	73,000	75,828
PepsiCo, Inc.
0.75%, 3/05/15	70,000	70,075
UnitedHealth Group, Inc.
4.875%, 3/15/15	100,000	106,099

		343,469

Energy - 1.6%
Enterprise Products Operating LLC, Series G
5.60%, 10/15/14	136,000	143,068
Shell International Finance BV (Netherlands)
4.00%, 3/21/14	37,000	37,738

		180,806

Financial - 21.0%
American International Group, Inc.
4.25%, 9/15/14	51,000	52,742
Bank of Montreal, MTN (Canada)
1.75%, 4/29/14	30,000	30,278
Bank of New York Mellon (The) Corp., MTN
4.30%, 5/15/14	35,000	35,970
Bank of Nova Scotia (Canada)
3.40%, 1/22/15	58,000	60,181
Barclays Bank PLC (United Kingdom)
5.20%, 7/10/14	70,000	72,623
Caterpillar Financial Services Corp., MTN
6.125%, 2/17/14	64,000	65,692
Citigroup, Inc.
6.375%, 8/12/14	119,000	125,402
4.75%, 5/19/15	50,000	52,988
General Electric Capital Corp.
5.90%, 5/13/14	36,000	37,374
Genworth Holdings, Inc.
5.75%, 6/15/14*	52,000	53,767
Goldman Sachs Group, (The), Inc.
5.00%, 10/01/14	312,000	325,692
HSBC USA, Inc.
2.375%, 2/13/15	74,000	75,719
John Deere Capital Corp.
0.875%, 4/17/15	38,000	38,193
JPMorgan Chase & Co., MTN
1.875%, 3/20/15	75,000	76,015
Merrill Lynch & Co., Inc., MTN
5.00%, 1/15/15	278,000	292,338
MetLife, Inc.
5.00%, 6/15/15	142,000	152,378
Morgan Stanley, Series G, MTN
4.10%, 1/26/15	109,000	113,043
National Rural Utilities Cooperative Finance Corp.
1.00%, 2/02/15	50,000	50,281
Prudential Financial, Inc., Series B, MTN
5.10%, 9/20/14	24,000	25,139
Royal Bank of Canada, MTN (Canada)
1.45%, 10/30/14	76,000	76,821
Toyota Motor Credit Corp., Series G, MTN
1.25%, 11/17/14	53,000	53,489
US Bank NA
4.95%, 10/30/14	115,000	120,794
Wachovia Corp.
5.25%, 8/01/14	29,000	30,212
Wells Fargo & Co., MTN
1.25%, 2/13/15	53,000	53,304
Wells Fargo & Co.
5.00%, 11/15/14	275,000	286,210

		2,356,645

Government - 6.8%
African Development Bank (Supranational)
3.00%, 5/27/14	52,000	53,047
Asian Development Bank, Series G, MTN (Supranational)
2.75%, 5/21/14	52,000	52,920
European Investment Bank (Supranational)
4.625%, 5/15/14	515,000	530,642
International Finance Corp. (Supranational)
2.75%, 4/20/15	37,000	38,367
International Finance Corp., Series G, MTN (Supranational)
3.00%, 4/22/14	37,000	37,654
Nordic Investment Bank (Supranational)
2.625%, 10/06/14	52,000	53,330

		765,960

Industrial - 0.2%
United Technologies Corp.
4.875%, 5/01/15	18,000	19,269

Technology - 1.4%
Hewlett-Packard Co.
6.125%, 3/01/14	87,000	89,161
International Business Machines Corp.
0.55%, 2/06/15	69,000	69,070

		158,231

Utilities - 1.1%
Constellation Energy Group, Inc.
4.55%, 6/15/15	50,000	52,956
Exelon Generation Co. LLC
5.35%, 1/15/14	65,000	66,120

		119,076

TOTAL CORPORATE BONDS
(Cost $4,239,050)		4,237,249

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS - 30.2%
Federal Home Loan Mortgage Corporation - 0.7%
0.625%, 12/29/14	80,000	80,381

Federal National Mortgage Association - 1.4%
2.625%, 11/20/14	78,000	80,300
5.00%, 4/15/15	70,000	75,249

		155,549

United States Treasury Bonds/Notes - 28.1%
0.50%, 10/15/13	124,000	124,068
1.00%, 1/15/14	382,000	383,335
1.75%, 1/31/14	378,000	380,606
0.25%, 3/31/14	887,000	887,849
4.75%, 5/15/14	582,900	601,753
0.25%, 5/31/14	157,000	157,156
4.25%, 8/15/14	69,000	71,679
2.375%, 9/30/14	123,000	125,912
0.50%, 10/15/14	41,000	41,150
0.25%, 12/15/14	74,000	74,040
4.00%, 2/15/15	82,000	86,427
2.50%, 3/31/15	29,000	30,005
2.125%, 5/31/15	186,000	191,780

		3,155,760

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS
(Cost $3,386,971)		3,391,690

TOTAL INVESTMENTS - 99.4%
(Cost $10,637,109) (c)		$11,179,251
Other assets less liabilities - 0.6%		67,661

NET ASSETS - 100.0%		$11,246,912

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

*	Non-income producing security.
(a)	Affiliated company. The Advisor is a wholly-owned subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund. The table below shows the transactions in and earnings from investments in Deutsche Bank AG Securities for the three months ended August 31, 2013.

	5/31/2013	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/ (Loss)	Fair Value 8/31/2013
Deutsche Bank AG (Common Stock)	$9,003	$—	$(1,891)	$1,205	$(1,779)	$6,538

(b)	Less than 0.1%.
(c)	At August 31, 2013, the aggregate cost of investments for Federal income tax purposes was $10,641,685. The net unrealized appreciation was $537,566 which consisted of aggregate gross unrealized appreciation of $661,903 and aggregate gross unrealized depreciation of $124,337.

Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2013 (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments. During the period ended August 31, 2013, there were no transfers between investment levels.

	Level 1	Level 2	Level 3	Fair Value at 8/31/2013
db X-trackers 2010 Target Date Fund
Investments in Securities
Common Stocks	$2,064,937	$—	$—	$2,064,937
Preferred Stocks	3,412	34	—	3,446
Corporate Bonds	—	4,310,405	—	4,310,405
United States Government & Agencies Obligations	—	3,386,341	—	3,386,341

Total Investments	$2,068,349	$7,696,780	$—	$9,765,129

db X-trackers 2020 Target Date Fund
Investments in Securities
Common Stocks	$13,020,325	$—	$—	$13,020,325
Preferred Stocks	17,514	272	—	17,786
Corporate Bonds	—	3,972,856	—	3,972,856
United States Government & Agencies Obligations	—	8,982,578	—	8,982,578

Total Investments	$13,037,839	$12,955,706	$—	$25,993,545

db X-trackers 2030 Target Date Fund
Investments in Securities
Common Stocks	$26,539,530	$—	$—	$26,539,530
Preferred Stocks	35,256	370	—	35,626
Corporate Bonds	—	7,880,579	—	7,880,579
United States Government & Agencies Obligations	—	682,620	—	682,620

Total Investments	$26,574,786	$8,563,569	$—	$35,138,355

db X-trackers 2040 Target Date Fund
Investments in Securities
Common Stocks	$28,017,461	$—	$—	$28,017,461
Preferred Stocks	37,530	424	—	37,954
Corporate Bonds	—	944,535	—	944,535
United States Government & Agencies Obligations	—	1,142,001	—	1,142,001
Sovereign Bonds	—	87,289	—	87,289

Total Investments	$28,054,991	$2,174,249	$—	$30,229,240

db X-trackers In-Target Date Fund
Investments in Securities
Common Stocks	$3,545,478	$—	$—	$3,545,478
Preferred Stocks	4,776	58	—	4,834
Corporate Bonds	—	4,237,249	—	4,237,249
United States Government & Agencies Obligations	—	3,391,690	—	3,391,690

Total Investments	$3,550,254	$7,628,997	$—	$11,179,251

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive and principal financial officers pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	db-X Exchange-Traded Funds Inc.

By (Signature and Title)*	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date	10/24/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date	10/24/13

By (Signature and Title)*	/s/ Michael Gilligan
Michael Gilligan
Treasurer, Chief Financial Officer and Controller

Date	10/24/13

*	Print the name and title of each signing officer under his or her signature.